SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                                                                        [ ]
                       Post-Effective Amendment No. 22                  [X]
                              (File No. 33-15290)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 20                          [X]
                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                         IDS Life of New York Account 8

                               Name of Depositor:
                     IDS LIFE INSURANCE COMPANY OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [ ]   on (date) pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [X]   on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus


May 1, 2003

IDS Life of New York
Variable Universal Life Insurance

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Issued by:     IDS Life Insurance Company of New York (IDS Life of New York)
               20 Madison Avenue Extension
               Albany, NY 12203
               Phone: (800) 541-2251
               Web site address: americanexpress.com

               IDS Life of New York Account 8

This prospectus contains information that you should know about the life insurance policy before investing in IDS Life of New York Variable Universal Life Insurance (VUL-NY).

The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. Each policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:


     o    A fixed account to which we credit interest.

     o    Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under these policies. Please read all prospectuses carefully and keep them for future reference.

Please note that your investments in a policy and its underlying funds:

o    Are NOT deposits or obligations of a bank or financial institution;

o Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

o Are subject to risks including loss of the amount you invested and the policy ending without value.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Policy Benefits and Risks
        Policy Benefits
        Policy Risks
        Fund Risks

Fee Tables
        Transaction Fees
        Charges Other Than Fund Operating Expenses
        Annual Operating Expenses of the Funds


Loads, Fees and Charges
        Premium Expense Charge
        Monthly Deduction
        Surrender Charge
        Partial Surrender Charge
        Mortality and Expense Risk Charge
        Transaction Charge
        Transfer Charge
        Annual Operating Expenses of the Funds
        Effect of Loads, Fees and Charges
        Other Information on Charges

IDS Life of New York


The Variable Account

The Funds
        Relationship Between Funds and Subaccounts
        Substitution of Investments
        Voting Rights


The Trust
        Trust Maturity
        Roles of Salomon Smith Barney
        Inc. and IDS Life

The Fixed Account

Purchasing Your Policy

        Application
        Premiums

Policy Value
        Fixed Account
        Subaccounts

Keeping The Policy in Force
        Death Benefit Guarantee
        Grace Period
        Reinstatement

Terms
        Exchange Right


Proceeds Payable Upon Death
        Change in Death Benefit Option
        Changes in Specified Amount
        Misstatement of Age or Sex
        Suicide
        Beneficiary

Transfers Between the Fixed Account and Subaccounts
        Restrictions on Transfers
        Fixed Account Transfer Policies
        Minimum Transfer Amounts
        Maximum Transfer Amounts
        Maximum Number of Transfers Per Year
        Automated Transfers Automated
        Dollar-Cost Averaging
        Asset Rebalancing

Policy Loans
        Minimum Loan Amounts
        Maximum Loan Amounts
        Allocation of Loans to Accounts
        Repayments
        Overdue Interest
        Effect of Policy Loans

Policy Surrenders
        Total Surrenders
        Partial Surrenders

Two Ways to Request a Transfer, Loan or Surrender

Payment of Policy Proceeds
        Payment Options
        Deferral of Payments


Federal Taxes
        IDS Life of New York's Tax Status
        Taxation of Policy Proceeds
        Modified Endowment Contracts
        Other Tax Considerations

Legal Proceedings

Key Terms


Financial Statements

Policy Benefits and Risks


This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.


---------------------------- ---------------------------------- --------------------------------------------------------------
POLICY BENEFIT               WHAT IT MEANS                      HOW IT WORKS
---------------------------- ---------------------------------- --------------------------------------------------------------
Death Benefit                We will pay a benefit to the       The relationship between the policy value and the death
                             beneficiary of the policy when     benefit depends on which of two death benefit options you
                             the insured dies. Before the       choose:
                             insured's attained insurance age
                             100, your policy's death benefit   o  Option 1(level amount): The death benefit is the greater
                             can never be less than the            of the specified amount or a percentage of policy value.
                             specified amount unless you
                             change that amount or your         o  Option 2 (variable amount): The death benefit is the
                             policy has outstanding                greater of the specified amount plus the policy value, or
                             indebtedness.                         a percentage of policy value.

                                                                You may change the death benefit option or specified amount within certain limits, but doing so generally will affect
                                                                policy charges.
---------------------------- ---------------------------------- --------------------------------------------------------------
Maturity Benefit             If the insured is alive at         The policy matures at the insured's attained insurance age
                             insurance age 100, the policy      100. We pay you the cash surrender value as a maturity
                             ends.                              benefit.
---------------------------- ---------------------------------- --------------------------------------------------------------
Optional Insurance Benefits  You may add optional benefits to   Available riders you may add:
                             your policy at an additional
                             cost, in the form of riders (if    o    Accidental Death Benefit Rider (ADB):  ADB provides
                             you meet certain requirements).         an additional death benefit if the insured's death is
                             The amounts of these benefits do        caused by accidental injury.
                             not vary with investment
                             experience of the variable         o    Children's Insurance Rider (CIR):  CIR provides
                             account. Certain restrictions           level term coverage on each eligible child.
                             apply and are clearly described
                             in the applicable rider.           o    Other Insured Rider (OIR):  OIR provides a level,
                                                                     adjustable death benefit on the life of each other
                                                                     insured covered.

                                                                o    Waiver of Monthly Deduction Rider (WMD):  Under
                                                                     WMD, we will waive the monthly deduction if the insured
                                                                     becomes totally disabled.
---------------------------- ---------------------------------- --------------------------------------------------------------

---------------------------- ----------------------------------- -----------------------------------------------------
Death Benefit Guarantee      Your policy will not lapse (end     Death Benefit Guarantee:  The policy has a DBG
(DBG)                        without value) if the DBG is in     option, which guarantees the policy will not lapse
                             effect, even if the cash            before the insured's attained insurance age 65 (or
                             surrender value is less than the    5 years from the policy date, if later).  The DBG
                             amount needed to pay the monthly    remains in effect if you meet certain premium
                             deduction.                          requirements and indebtedness does not exceed the
                                                                 policy value minus surrender charges.
---------------------------- ----------------------------------- -----------------------------------------------------
Flexible Premiums            You choose when to pay premiums     When you apply for your policy, you state how much
                             and how much premium to pay.        you intend to pay and whether you will pay
                                                                 quarterly, semiannually or annually. You may also
                                                                 make additional, unscheduled premium payments
                                                                 subject to certain limits. We may refuse premiums in
                                                                 order to comply with the Code. Although you have
                                                                 flexibility in paying premiums, the amount and
                                                                 frequency of your payments will affect the policy
                                                                 value, cash surrender value and the length of time
                                                                 your policy will remain in force as well as affect
                                                                 whether the DBG remains in effect.
---------------------------- ----------------------------------- -----------------------------------------------------
Right to Examine Your        You may return your policy for      You may mail or deliver the policy to IDS Life's
Policy ("Free Look")         any reason and receive a full       home office or to your financial advisor with a
                             refund of all premiums paid.        written request for cancellation by the 10th day
                                                                 after you receive it or the 45th day after you
                                                                 sign your application.  On the date your
                                                                 request is postmarked or received, the policy will
                                                                 immediately be considered void from the start.

                                                                 Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be
                                                                 honored if received at our home office within 30 days from the latest of the following dates:

                                                                     o    The date we mail the policy from our office

                                                                     o    The policy date (only if the policy is issued in
                                                                          force)

                                                                     o    The date your sales representative delivers the
                                                                          policy to you as evidenced by our policy delivery
                                                                          receipt, which you must sign and date.

                                                                 We reserve the right to change or discontinue this
                                                                 administrative practice at any time.
---------------------------- ----------------------------------- -----------------------------------------------------
Exchange Right               For two years after the policy is   Because the policy itself offers a fixed return
                             issued, you can exchange it for     option, all you need to do is transfer all of the
                             one that provides benefits that     policy value in the subaccounts to the fixed
                             do not vary with the investment     account. This exchange does not require our
                             return of the subaccounts.          underwriting approval. We do not issue a new
                                                                 policy.
---------------------------- ----------------------------------- -----------------------------------------------------

---------------------------- ----------------------------------- -----------------------------------------------------
Investment Choices           You may direct your net premiums    o    Under the Variable Account your policy's
                             or transfer your policy's value          value may increase or decrease daily,
                             to:                                      depending on the investment return.  No
                                                                      minimum amount is guaranteed. On the maturity
                             o    The Variable Account                date of the trust, it is anticipated but not
                                  which consists of                   guaranteed that each 1000 units of the trust
                                  subaccounts, each of which          will be redeemed for $1000.
                                  invests in a fund with a
                                  particular investment          o    The Fixed Account earns interest rates
                                  objective or a unit                 that we adjust periodically. This rate will
                                  investment trust, which             never be lower than 4.5%.
                                  invests in a designated
                                  portfolio of U.S. Government
                                  Securities.  The trust
                                  matures in 2004; or

                             o    The Fixed Account, which
                                  is our general investment
                                  account.
---------------------------- ----------------------------------- -----------------------------------------------------
Surrenders                   You may cancel the policy while     The cash surrender value is the policy value minus
                             it is in force and receive its      indebtedness minus any applicable surrender
                             cash surrender value or take a      charges. Partial surrenders are available within
                             partial surrender out of your       certain limits for a fee.
                             policy.
---------------------------- ----------------------------------- -----------------------------------------------------
Loans                        You may borrow against your         Your policy secures the loan.
                             policy's cash surrender value.
---------------------------- ----------------------------------- -----------------------------------------------------
Transfers                    You may transfer your policy's      You may, at no charge, transfer policy value from
                             value.                              one subaccount to another or between subaccounts
                                                                 and the fixed account. Certain restrictions may
                                                                 apply to transfers. You can also arrange for
                                                                 automated transfers among the fixed account and
                                                                 subaccounts.
---------------------------- ----------------------------------- -----------------------------------------------------

POLICY RISKS
---------------------------- ---------------------------------- ------------------------------------------------------
POLICY RISK                  WHAT IT MEANS                      WHAT CAN HAPPEN
---------------------------- ---------------------------------- ------------------------------------------------------
Investment Risk              You direct your net premiums or    o    You can lose cash values due to adverse
                             transfer your policy's value to         investment experience. No minimum amount is
                             a subaccount that may drop in           guaranteed under the subaccounts.
                             value.
                                                                o    Your death benefit under Option 2 may be
                                                                     lower due to adverse investment experience.

                                                                o    Your policy could lapse due to adverse
                                                                     investment experience if the DBG is not in
                                                                     effect and you do not pay premium needed to
                                                                     maintain coverage.
                             You transfer your policy's value
                             between subaccounts.               o    The value of the subaccount from which you
                                                                     transferred could increase while the value of
                                                                     the subaccount to which you transferred could
                                                                     decrease.
---------------------------- ---------------------------------- ------------------------------------------------------

---------------------------- ---------------------------------- ------------------------------------------------------
Risk of Limited Policy       The policy is not suitable as a    o    If you are unable to afford the premiums
Values in Early Years        short-term investment.                  needed to keep the policy in force for a long
                                                                     period of time, your policy could lapse with no
                                                                     value.

                                                                o    Surrender charges significantly reduce
                                                                     policy value during the first five policy
                             Your policy has little or no            years. Poor investment performance can also
                             cash surrender value in the             significantly reduce policy values. During
                             early policy years.                     early policy years the cash surrender value may
                                                                     be less than the premiums you pay for the
                                                                     policy.

                             Your ability to take partial       o    You cannot take partial surrenders during
                             surrenders is limited.                  the first policy year.
---------------------------- ---------------------------------- ------------------------------------------------------
Lapse Risk                   You do not pay the premiums        o    We will not pay a death benefit if your
                             needed to maintain coverage.            policy lapses.

                                                                o    Surrender charges affect the surrender
                             Your policy may lapse due to            value, which is a measure we use to determine
                             surrender charges.                      whether your contract will enter a grace period
                                                                     (and possibly lapse).  A partial surrender will
                                                                     reduce the policy value, death benefit and may
                                                                     terminate the DBG.

                                                                o    Taking a loan increases the risk that your
                             You take a loan against your            policy will lapse, will have a permanent effect
                             policy.                                 on the policy value, will reduce the death
                                                                     benefit and may terminate the DBG.

                                                                o    Your policy could lapse due to adverse
                                                                     investment experience if the DBG is not in
                                                                     effect and you do not pay premium needed to
                             Your policy can lapse due to            maintain coverage.
                             poor investment performance.
---------------------------- ---------------------------------- ------------------------------------------------------
Exchange / Replacement Risk  You drop another policy to buy     o    You may pay surrender charges on the policy
                             this one.                               you drop.

                                                                o    This policy has surrender charges, which
                                                                     may extend beyond those in the policy you drop.

                                                                o    You will be subject to new incontestability
                                                                     and suicide periods.

                                                                o    You may be in a higher insurance
                                                                     risk-rating category now and you may pay higher
                                                                     premiums.

                             You use cash values or dividends   o    If you borrow from another policy to buy
                             from another policy to buy this         this one, the loan reduces the death benefit on
                             one.                                    the other policy.  If you fail to repay the
                                                                     loan and accrued interest, you could lose the
                                                                     other coverage and you may be subject to income
                                                                     tax if the policy ends with a loan against it.

                                                                o    The exchange may have adverse tax
                                                                     consequences.
---------------------------- ---------------------------------- ------------------------------------------------------


---------------------------- ---------------------------------- ------------------------------------------------------
Tax Risk                     Congress may change current tax    o    You could lose any or all of the specific
                             law at any time.                        federal income tax attributes and benefits of a
                                                                     life insurance policy including tax-deferred
                                                                     accrual of cash values and income tax free
                             The Internal Revenue Service            death benefits.
                             (IRS) may change how it
                             interprets tax law.

                             The policy fails to qualify as     o    Increases in cash value are taxable as
                             life insurance for federal              ordinary income.  Your beneficiary may have to
                             income tax purposes.                    pay income tax on part of the death benefit.

                             Certain changes you make to the    o    Cash values taken from or assigned under a
                             policy may cause it to become a         modified endowment contract before the owner's
                             "modified endowment contract"           age 59 1/2 will be subject to a 10% penalty tax in
                             for federal income tax purposes.        most cases.

                             The IRS determines that you, not   o    You may be taxed on the income of each
                             the Variable Account, are the           subaccount to the extent of your investment.
                             owner of the fund shares held by
                             our Variable Account.
---------------------------- ---------------------------------- ------------------------------------------------------
                             You buy this policy to fund a      o    The tax-deferred accrual of cash values
                             tax-deferred retirement plan.           provided by the policy is unnecessary because
                                                                     tax deferral is provided by the tax-deferred
                                                                     retirement plan.
---------------------------- ---------------------------------- ------------------------------------------------------


Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS


A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's or the trust prospectus. Please refer to the prospectuses for the funds or the trust for more information. The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Because the trust invests in a specified portfolio, it has no investment manager.


Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy or transfer cash value between investment options.


TRANSACTION FEES
-------------------------- ----------------------------------- -------------------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED                                   AMOUNT DEDUCTED
-------------------------- ----------------------------------- -------------------------------------------------------------
Premium Expense Charge     When you pay premium.               3.5% of each premium payment. A sales charge of 2.5% and a premium tax charge of 1% make up the premium expense charge.
-------------------------- ----------------------------------- -------------------------------------------------------------

-------------------------- ----------------------------------- -------------------------------------------------------------
Surrender Charge*          When you surrender your policy      Rate per $1,000 of the initial specified amount:
                           for its full cash surrender
                           value, or the policy lapses,
                           during the first ten years and      Minimum: $5.11 - Female, Standard, Age 1
                           for ten years after requesting an
                           increase in the specified amount.   Maximum: $36.80 - Male, Standard, Age 85

                                                               Representative Insured: $10.42- Male, Nonsmoker, Age 40
-------------------------- ----------------------------------- -------------------------------------------------------------
                                                               The lesser of:
Partial Surrender Charge   When you surrender part of the
                           value of your policy.               o    $25; or

                                                               o    2% of the amount surrendered.
-------------------------- ----------------------------------- -------------------------------------------------------------
Transfer Charge            Upon transfer, if we impose a       Maximum: Up to $25 per transfer in excess of five.
                           limit of five transfers per year
                           by mail or phone per policy year.   Current: No charge.
-------------------------- ----------------------------------- -------------------------------------------------------------
Fees for express mail      When we pay policy proceeds by      o    $15 - United States
and wire transfers of      express mail or wire transfer.
loan payments and                                              o    $30 - International
surrenders
-------------------------- ----------------------------------- -------------------------------------------------------------

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or phone number shown on the first page of this prospectus.


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.


CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------- ----------------------------------- --------------------------------------------------------------
CHARGE                    WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
------------------------- ----------------------------------- --------------------------------------------------------------
Cost of Insurance         Monthly.                            Minimum: $0.05 - Female, Standard, Age 10
Charges*

                                                              Maximum: $.40.64 - Male, Smoker, Age 99


                                                              Representative Insured: $0.19 - Male, Nonsmoker, Age 40
------------------------- ----------------------------------- --------------------------------------------------------------
Policy Fee                Monthly.                            Guaranteed: $5 per month.
------------------------- ----------------------------------- --------------------------------------------------------------
Death Benefit Guarantee   Monthly.                            The monthly rate is .01 per $1,000 of the current specified
Charge**                                                      amount and .01 per $1,000 of coverage under the OIR.
------------------------- ----------------------------------- --------------------------------------------------------------
Mortality and Expense     Daily                               Guaranteed: 0.90% of the average daily net asset value of the
Risk Charge                                                   subaccounts for all policy years.
------------------------- ----------------------------------- --------------------------------------------------------------

------------------------- ----------------------------------- --------------------------------------------------------------
Transaction Charge        Daily.                              Maximum: 0.50% of the value of the subaccounts investing in the trust.

                                                              Current: 0.25% of the value of the subaccounts investing in the trust.
------------------------- ----------------------------------- --------------------------------------------------------------
Interest Rate on Loans    When loan is taken                  Guaranteed: 6.1% payable in advance for all policy years.
                                                              Equivalent to 6.5% effective annual rate.

                                                              Current:

                                                              For policies purchased before May 1, 1993:

                                                              o    6.1% payable in advance for all policy years.
                                                                   Equivalent to 6.5% effective annual rate.


                                                              For policies purchased on or after May 1, 1993:

                                                              o    6.1% payable in advance for policy years 1-10.
                                                                   Equivalent to 6.5% effective annual rate.

                                                              o    4.3% payable in advance for policy years 11+.
                                                                   Equivalent to a 6.5% effective annual rate.
------------------------- ----------------------------------- --------------------------------------------------------------
Accidental Death          Monthly.                            Monthly rate per $1,000 of accidental death benefit amount:
Benefit Rider (ADB)*
                                                              Minimum: $0.04 - Female, Age 5

                                                              Maximum: $0.16 - Male, Age 69

                                                              Representative Insured: $0.08 - Male, Nonsmoker, Age 40
------------------------- ----------------------------------- --------------------------------------------------------------
Children's Insurance      Monthly.                            Monthly rate per $1,000 of CIR specified amount:
Rider (CIR)
                                                              $0.58
------------------------- ----------------------------------- --------------------------------------------------------------
Other Insured Rider       Monthly.                            Monthly rate per $1,000 of OIR specified amount:
(OIR)*
                                                              Minimum: $0.05 - Female, Standard, Age 10

                                                              Maximum: $40.64 - Male, Smoker, Age 99

                                                              Representative Insured: $0.19 - Male, Nonsmoker, Age 40
------------------------- ----------------------------------- --------------------------------------------------------------
Waiver of Monthly         Monthly.                            Monthly rate per $1,000 of net amount at risk plus the OIR
Deduction Rider (WMD)*                                        specified amounts if applicable:

                                                              Minimum: $0.01 - Female, Standard, Age 5

                                                              Maximum: $0.31 - Male, Smoker, Age 59

                                                              Representative Insured: $0.02 - Male, Nonsmoker, Age 40
------------------------- ----------------------------------- --------------------------------------------------------------

 * This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or phone number shown on the first page of this prospectus.

** This charge is deducted only while the DBG is in effect during the first five policy years or until the insured's attained insurance age 65, whichever is later. The charge will be discontinued, if minimum monthly premiums are not paid and the DBG lapses.


ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the policy.

The second table shows the actual fees and expenses charged by each fund for the end of the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.


------------------------------------------- ------------------ -----------------
Total Annual Fund Operating Expenses             MINIMUM           MAXIMUM
(including management fees, distribution
and/or service (12b-1) fees and other
expenses):
------------------------------------------- ------------------ -----------------
Before fee waivers and/or expense
reimbursements
------------------------------------------- ------------------ -----------------
After fee waivers and/or expense
reimbursements
------------------------------------------- ------------------  ----------------

Annual operating expenses of the funds as a percentage of average daily net assets)
                                                  Management       12b-1         Other        Gross total annual
                                                     fees           fees        expenses            expenses
IDS Life Series Fund, Inc. --
     Equity Portfolio
     Equity Income Portfolio
     Government Securities Portfolio
     Income Portfolio
     International Equity Portfolio
     Managed Portfolio
     Money Market Portfolio
AXP(R) Variable Portfolio -
     Blue Chip Advantage Fund
     Capital Resource Fund
     Cash Management Fund
     Diversified Equity Income Fund
     Emerging Markets Fund
     Extra Income Fund
     Federal Income Fund
     Global Bond Fund
     Growth Fund
     International Fund
     Managed Fund
     New Dimensions Fund(R)
     S&P 500 Index Fund
     Small Cap Advantage Fund
     Strategy Aggressive Fund

AIM V.I.
     Capital Appreciation Fund, Series I Shares
     Capital Development Fund, Series I Shares
     Core Equity Fund, Series I Shares
American Century(R) Variable Portfolios, Inc.
     VP International, Class I
     VP Value, Class I
Calvert Variable Series, Inc.
     Social Balanced Portfolio
Credit Suisse Trust
     Emerging Growth Portfolio
     Small Cap Growth Portfolio
Fidelity(R) VIP
     Growth & Income Portfolio Service Class
     Mid Cap Portfolio Service Class
     Overseas Portfolio Service Class
FTVIPT
     Franklin Real Estate Fund - Class 2
     Franklin Small Cap Value Securities Fund - Class 2
     Templeton Foreign Securities Fund - Class 2
     Templeton International Smaller Companies Fund - Class 2
Goldman Sachs VIT
     CORE(SM) Small Cap Equity Fund
     CORE(SM) U.S. Equity Fund
     Mid Cap Value Fund
Janus Aspen Series
     Aggressive Growth Portfolio: Service Shares
     Global Technology Portfolio: Service Shares
     International Growth Portfolio: Service Shares
Lazard Retirement Series
     International Equity Portfolio
MFS(R)
     Investors Growth Stock Series - Service Class
     New Discovery Series - Service Class
Putnam Variable Trust
     Putnam VT High Yield Fund - Class IB Shares
     Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Opportunities Fund - Class IB Shares
     Putnam VT Vista Fund - Class IB Shares

Royce Capital Fund
     Micro-Cap Portfolio
Third Avenue
     Value Portfolio
Wanger
     International Small Cap
     U.S. Smaller Companies

IDS Life of New York has entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.


Loads, Fees and Charges


Policy charges compensate us for:


o    providing the insurance benefits of the policy;

o    issuing the policy;

o    administering the policy;

o    assuming certain risks in connection with the policy; and

o    distributing the policy.


We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.


PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the account(s) you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge has two parts:

Sales charge: 2.5% of each premium payment. It partially compensates us for expenses of distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.)

Premium tax charge: 1% of each premium payment. It also compensates us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.


MONTHLY DEDUCTION


On each monthly date we deduct from the value of your policy in the fixed and/or subaccounts an amount equal to the sum of:


1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;


3. the death benefit guarantee charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% will be taken from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by written request.


We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:


o you do not specify the accounts from which the monthly deduction is to be taken; or


o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.


If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG is in effect. (See "Death Benefit Guarantee"; also "Grace Period" and "Reinstatement" at the end of this section on policy costs.)

Components of the monthly deduction:


1. Cost of insurance: primarily, the cost of providing the death benefit under your policy, which depends on:


o    the amount of the death benefit;

o    the policy value; and

o    the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [a x (b - c)] + d where:


(a) is the monthly cost of insurance rate, which reflects the insured's statistical mortality risk, based on his or her sex, attained insurance age (age at last policy anniversary) and rate classification. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Nearest Birthday.

Policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or greater qualify for lower cost of insurance rates than policies purchased with a specified amount less than $350,000. In addition, all policies purchased on or after May 1, 1993 and before November 20, 1997 qualify for lower cost of insurance rates than policies purchased earlier. Cost of insurance rates that are modified to reflect IDS Life of New York and industry-wide changes in mortality experience apply to all policies purchased on or after November 20, 1997.

(b) is the death benefit on the monthly date divided by 1.0036748 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.5%);

(c) is the policy value on the monthly date. At this point, the policy value has been reduced by the policy fee, death benefit guarantee charge and any charges for optional riders;


(d) is any flat extra insurance charges we assess as a result of special underwriting considerations.


2. Policy fee: $5 per month. This charge reimburses us for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and of administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners.

3. Death benefit guarantee charge: 1 cent per $1,000 of the current specified amount and 1 cent per $1,000 of coverage under any other insured rider. This charge compensates us for the risk assumed in providing the DBG. The charge is included in the monthly deduction in the first five policy years or until the insured's attained insurance age 65, whichever is later. The charge will not be deducted if the DBG is no longer in effect. For any policy month in which the monthly deduction is paid by a waiver of monthly deduction rider, the minimum monthly premium will be zero. (See "Death Benefit Guarantee," later in this section for an explanation of the minimum monthly premium and "Other Insured Rider," under "Optional Insurance Benefits.")

4. Optional insurance benefit charges: charges for any optional benefits added to the policy by rider. (See "Optional Insurance Benefits.")



SURRENDER CHARGE


If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will assess a surrender charge. The surrender charge is the sum of two parts:

Contingent deferred issue and administrative expense charge: Reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. For the initial specified amount, this charge is $4 per thousand dollars of initial specified amount. It remains level during the first five policy years and then decreases monthly until it is zero at the end of ten policy years. If you increase the specified amount of the policy, an additional charge will apply. The additional charge will be $4 per thousand dollars of increase in specified amount. It remains level during the first 5 years following the effective date of the increase and then decreases monthly until it is zero at the end of the tenth year following the increase.

Contingent deferred sales charge: Partially compensates us for expenses of distributing the policy, including financial advisors' commissions, advertising and printing the prospectus and sales literature. For the initial specified amount, this charge is the sum of 27.5% of premium payments up to a maximum premium amount shown in the policy plus 6.5% of all other premium payments. The maximum premium amount shown in the policy will be based on the insured's insurance age, sex, rate classification and initial specified amount. It is calculated according to a formula contained in an SEC rule. If you increase the specified amount of the policy, an additional charge will apply. The additional charge will be 6.5% of all premium payments attributable to the increase. Premiums attributable to the increase are calculated as: a x (b + c)

where:

(a) is the amount of the increase in the specified amount divided by the total specified amount after the increase;

(b) is the policy value on the date of the increase; and

(c) is all premium payments paid on or after the date of the increase.

The total surrender charge is subject to an overall upper limit or "maximum surrender charge." The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. We will show the additional maximum surrender charge in a revised policy. It will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. We will show the additional maximum surrender charge will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following table illustrates the maximum surrender charge for a male, insurance age 40 qualifying for nonsmoker rates. We assume the specified amount to be $200,000, with a $2,500 annual premium.

                     Lapse or surrender
                    at beginning of year           Maximum Surrender charge
                              1                        $2605.00
                              2                         2605.00
                              3                         2605.00
                              4                         2605.00
                              5                         2605.00
                              6                         2605.00
                              7                         2084.00
                              8                         1563.00
                              9                         1042.00
                             10                          521.00
                             11                            0.00


From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE


If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this charge will not increase for the duration of your policy.


MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.90% of the daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates us for:


o Mortality risk -- the risk that the cost of insurance charge will be insufficient to meet actual claims.


o Expense risk -- the risk that the policy fee and the contingent deferred issue and administration expense charge (described above) may be insufficient to cover the cost of administering the policy.


Any profit from the mortality and expense risk charge would be available to us for any corporate purpose including, among others, payment of sales and distribution expenses.

TRANSACTION CHARGE

We make a daily charge against the assets of the subaccount that invests in the trust. We intend this charge to reimburse us for the transaction fee we pay from our general account assets to Salomon Smith Barney Inc. on the sale of the trust units to the subaccounts.

The asset charge is equivalent to an effective annual rate of 0.25% of the value of the subaccounts investing in the trust. We may increase this amount in the future but it will not exceed an effective annual rate of 0.50% of the value of these subaccounts. We base the charge on our costs (taking into account the interest we lose on the amounts paid to Salomon Smith Barney).


TRANSFER CHARGE


We reserve the right to limit transfers by mail or phone to five policy year. If we allow more than five transfers by mail or phone per policy year, we also reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.


ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

     o    cost of insurance charges;

     o    surrender charges;


     o    death benefit guarantee charges;


     o    cost of optional insurance benefits;

     o    policy fees;


     o    mortality and expense risk charges;

     o    transaction charges; and


     o annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.


IDS Life of New York

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.

We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life), has been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


The Variable Account


The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund or the trust. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

The Funds


You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:

--------------------------------------------------------------------------------------------------------------------
Subaccount       Investing In      Investment Objectives and Policies           Investment Adviser
--------------------------------------------------------------------------------------------------------------------
Equity Income    IDS Life Series   Objective: to provide a high level of        American Express Financial
                 Fund - Equity     current income and, as a secondary goal,     Corporation (AEFC)
                 Income Portfolio  steady growth of capital. Invests primarily in equity securities. Under normal market
                                   conditions, the Fund will invest at least 80%
                                   of its net assets in equity securities.
--------------------------------------------------------------------------------------------------------------------
Equity           IDS Life Series   Objective: capital appreciation. Invests     AEFC
                 Fund - Equity     primarily in common stocks and securities
                 Portfolio         convertible into common stock.
--------------------------------------------------------------------------------------------------------------------
Government       IDS Life Series   Objective: to provide a high level of        AEFC
Securities       Fund -            current income and safety of principal.
                 Government        Under normal market conditions, at least
                 Securities        80% of the Fund's net assets are invested
                 Portfolio         in securities issued or guaranteed as to
                                   principal and interest by the U.S.
                                   government and its agencies.
--------------------------------------------------------------------------------------------------------------------
Income           IDS Life Series   Objective: to maximize current income while  AEFC
                 Fund - Income     attempting to conserve the value of the
                 Portfolio         investment and to continue the high level
                                   of income for the longest period of time.
                                   Under normal market conditions, the Fund
                                   primarily will invest in debt securities. At
                                   least 50% of net assets are invested in
                                   investment grade corporate bonds, certain
                                   unrated debt obligations that are believed to
                                   be of the same investment quality and
                                   government securities.
--------------------------------------------------------------------------------------------------------------------
International    IDS Life Series   Objective: capital appreciation. Under       AEFC
Equity           Fund -            normal market conditions, at least 80% of
                 International     the Fund's net assets will be invested in
                 Equity Portfolio  equity securities. Invests primarily in
                                   securities of companies located outside of
                                   the U.S.
--------------------------------------------------------------------------------------------------------------------
Managed          IDS Life Series   Objective: to maximize total investment      AEFC
                 Fund - Managed    return through a combination of capital
                 Portfolio         appreciation and current income. Invests
                                   primarily in a combination of equity and debt
                                   securities. The Fund will invest in a
                                   combination of common and preferred stocks,
                                   convertible securities, debt securities, and
                                   money market instruments. Investments will be
                                   continueously adjusted subject to the
                                   following three net asset limits: (1) up to
                                   75% in equity securities, (2) up to 75% in
                                   bonds or other debt securities, and (3) up to
                                   100% in money market instruments, of the
                                   assets invested in bonds, at least 50% will
                                   be investment grade corporate bonds (or in
                                   other bonds that the investment manager
                                   believes have the same investment qualities)
                                   and in government bonds.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Subaccount       Investing In      Investment Objectives and Policies           Investment Adviser
--------------------------------------------------------------------------------------------------------------------
Money Market     IDS Life Series   Objective: The Fund's assets primarily are   AEFC
                 Fund - Money      invested in money market instruments, such
                 Market Portfolio  as marketable debt obligations issued by the U.S. government or its agencies, bank
                                   certificates of deposit, bankers'
                                   acceptances, letters of credit, and
                                   commercial paper, including asset-backed
                                   commercial paper.
--------------------------------------------------------------------------------------------------------------------
YBC              AXP(R) Variable   Objective: long-term total return exceeding  AEFC
                 Portfolio - Blue  that of the U.S. stock market. Invests
                 Chip Advantage    primarily in blue chip stocks. Blue chip
                 Fund              stocks are issued by companies with a
                                   market capitalization of at least $1 billion,
                                   an established management, a history of
                                   consistent earnings and a leading position
                                   within their respective industries.
--------------------------------------------------------------------------------------------------------------------
YBD              AXP(R) Variable   Objective: high level of current income      AEFC
                 Portfolio - Bond  while conserving the value of the
                 Fund              investment and continuing a high level of
                                   income for the longest time period. Invests
                                   primarily in bonds and other debt
                                   obligations.
--------------------------------------------------------------------------------------------------------------------
YCR              AXP(R) Variable   Objective: capital appreciation. Invests     AEFC
                 Portfolio -       primarily in U.S. common stocks and other
                 Capital Resource  securities convertible into common stocks.
                 Fund
--------------------------------------------------------------------------------------------------------------------
YCM              AXP(R) Variable   Objective: maximum current income            AEFC
                 Portfolio - Cash  consistent with liquidity and stability of
                 Management Fund   principal. Invests primarily in money
                                   market securities.
--------------------------------------------------------------------------------------------------------------------
YDE              AXP(R) Variable   Objective: high level of current income      AEFC
                 Portfolio -       and, as a secondary goal, steady growth of
                 Diversified       capital. Invests primarily in
                 Equity Income     dividend-paying common and preferred stocks.
                 Fund
--------------------------------------------------------------------------------------------------------------------
YEM              AXP(R) Variable   Objective: long-term capital growth.         AEFC; American Express Asset
                 Portfolio -       Invests primarily in equity securities of    Management International, Inc., a
                 Emerging Markets  companies in emerging market countries.      wholly-owned subsidiary of AEFC,
                 Fund                                                           is the subadviser.
--------------------------------------------------------------------------------------------------------------------
YEX              AXP(R) Variable   Objective: high current income, with         AEFC
                 Portfolio -       capital growth as a secondary objective.
                 Extra Income Fund Invests primarily in high-yielding,
                                   high-risk corporate bonds (junk bonds)
                                   issued by U.S. and foreign companies and
                                   governments.
--------------------------------------------------------------------------------------------------------------------
YFI              AXP(R) Variable   Objective: a high level of current income    AEFC
                 Portfolio -       and safety of principal consistent with an
                 Federal Income    investment in U.S. government and
                 Fund              government agency securities. Invests
                                   primarily in debt obligations issued or
                                   guaranteed as to principal and interest by
                                   the U.S. government, its agencies or
                                   instrumentalities.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Subaccount       Investing In      Investment Objectives and Policies           Investment Adviser
--------------------------------------------------------------------------------------------------------------------
YGB              AXP(R) Variable   Objective: high total return through income  AEFC
                 Portfolio -       and growth of capital. Non-diversified
                 Global Bond Fund  mutual fund that invests primarily in debt obligations of U.S. and foreign issuers.
--------------------------------------------------------------------------------------------------------------------
YGR              AXP(R) Variable   Objective: long-term capital growth.         AEFC
                 Portfolio -       Invests primarily in common stocks and
                 Growth Fund       securities convertible into common stocks
                                   that appear to offer growth opportunities.
--------------------------------------------------------------------------------------------------------------------
YIE              AXP(R) Variable   Objective: capital appreciation. Invests     AEFC; American Express Asset
                 Portfolio -       primarily in common stocks or convertible    Management International, Inc., a
                 International     securities of foreign issuers that offer     wholly-owned subsidiary of AEFC,
                 Fund              strong growth potential.                     is the subadviser.
--------------------------------------------------------------------------------------------------------------------
YMF              AXP(R) Variable   Objective: maximum total investment return   AEFC
                 Portfolio -       through a combination of capital growth and
                 Managed Fund      current income. Invests primarily in a
                                   combination of common and preferred stocks,
                                   convertible securities, bonds and other debt
                                   securities.
--------------------------------------------------------------------------------------------------------------------
YND              AXP(R) Variable   Objective: long-term growth of capital.      AEFC
                 Portfolio - New   Invests primarily in common stocks showing
                 Dimensions        potential for significant growth.
                 Fund(R) (italics)
--------------------------------------------------------------------------------------------------------------------
YIV              AXP(R) Variable   Objective: long-term capital appreciation.   AEFC
                 Portfolio - S&P   Non-diversified fund that invests primarily
                 500 Index Fund    in securities that are expected to provide
                                   investment results that correspond to the
                                   performance of the S&P 500(R) Index.
--------------------------------------------------------------------------------------------------------------------
YSM              AXP(R) Variable   Objective: long-term capital growth.         AEFC; Kenwood Capital Management
                 Portfolio -       Invests primarily in equity stocks of small  LLC, subadviser.
                 Small Cap         companies that are often included in the
                 Advantage Fund    Russell 2000 Index and/or have market
                                   capitalization under $2 billion.
--------------------------------------------------------------------------------------------------------------------
YSA              AXP(R) Variable   Objective: capital appreciation. Invests     AEFC
                 Portfolio -       primarily in equity securities of growth
                 Strategy          companies.
                 Aggressive Fund
--------------------------------------------------------------------------------------------------------------------
YCA              AIM V.I. Capital  Objective: growth of capital. Invests        A I M Advisors, Inc.
                 Appreciation      principally in common stocks of companies
                 Fund, Series I    likely to benefit from new or innovative
                 Shares            products, services or processes as well as
                                   those with above-average growth and
                                   excellent prospects for future growth.
--------------------------------------------------------------------------------------------------------------------
YCD              AIM V.I. Capital  Objective: long-term growth of capital.      A I M Advisors, Inc.
                 Development       Invests primarily in securities (including
                 Fund, Series I    common stocks, convertible securities and
                 Shares            bonds) of small- and medium-sized companies.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Subaccount       Investing In      Investment Objectives and Policies           Investment Adviser
--------------------------------------------------------------------------------------------------------------------
YGI              AIM V.I. Core     Objective: growth of capital, with current   A I M Advisors, Inc.
                 Equity Fund,      income as a secondary objective. Invests
                 Series I Shares   normally at least 80% of its net assets,
                                   plus the amount of any borrowings for
                                   investment purposes, in equity securities,
                                   including convertible securities of
                                   established companies that have long-term
                                   above-average growth in earnings and
                                   dividends and growth companies that are
                                   believed to have the potential for
                                   above-average growth in earnings and
                                   dividends.
--------------------------------------------------------------------------------------------------------------------
YIR              American          Objective: long term capital growth.         American Century Investment
                 Century(R) VP     Invests primarily in stocks of growing       Management, Inc.
                 International,    foreign companies in developed countries.
                 Class 1
--------------------------------------------------------------------------------------------------------------------
YVL              American          Objective: long-term capital growth, with    American Century Investment
                 Century(R) VP     income as a secondary objective. Invests     Management, Inc.
                 Value, Class 1    primarily in stocks of companies that
                                   management believes to be undervalued at
                                   the time of purchase.
--------------------------------------------------------------------------------------------------------------------
YSB              Calvert Variable  Objective: income and capital growth.        Calvert Asset Management Company,
                 Series, Inc.      Invests primarily in stocks, bonds and       Inc. (CAMCO), investment adviser.
                 Social Balanced   money market instruments which offer income  SsgA Funds Management, Inc. and
                 Portfolio         and capital growth opportunity and which     Brown Capital Management are the
                                   satisfy the investment and social criteria.  investment subadvisers.
--------------------------------------------------------------------------------------------------------------------
YEG              Credit Suisse     Objective: maximum capital appreciation.     Credit Suisse Asset Management, LLC
                 Trust - Emerging  Invests in U.S. equity securities of
                 Growth Portfolio  emerging-growth companies with growth
                                   characteristics such as positive earnings
                                   and potential for accelerated growth.
--------------------------------------------------------------------------------------------------------------------
YSC              Credit Suisse     Objective: capital growth. Invests in        Credit Suisse Asset Management, LLC
                 Trust - Small     equity securities of small U.S. companies
                 Cap Growth        which are either developing companies or
                 Portfolio         older companies in a growth stage or are
                                   providing products or services with a high
                                   unit volume growth rate.
--------------------------------------------------------------------------------------------------------------------
YGC              Fidelity(R) VIP   Strategy: high total return through a        Fidelity Management & Research
                 Growth & Income   combination of current income and capital    Company (FMR), investment manager;
                 Portfolio         appreciation. Normally invests a majority    FMR U.K., FMR Far East,
                 Service Class 2   of assets in common stocks with a focus on   sub-investment advisers.
                                   those that pay current dividends and show
                                   potential for capital appreciation.
--------------------------------------------------------------------------------------------------------------------
YMP              Fidelity(R) VIP   Strategy: long-term growth of capital.       FMR; FMR U.K., FMR Far East,
                 Mid Cap           Normally invests at least 80% of assets in   sub-investment advisers.
                 Portfolio         securities of companies with medium market
                 Service Class     capitalization common stocks.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Subaccount       Investing In      Investment Objectives and Policies           Investment Adviser
--------------------------------------------------------------------------------------------------------------------
YOS              Fidelity(R) VIP   Strategy: long-term growth of capital.       FMR; FMR U.K., FMR Far East,
                 Overseas          Invests primarily in common stocks of        Fidelity International Investment
                 Portfolio         foreign securities. Normally invests at      Advisors (FIIA) and FIIA U.K.,
                 Service Class     least 80% of assets in non-U.S. securities.  sub-investment advisers.
--------------------------------------------------------------------------------------------------------------------
YRE              FTVIPT Franklin   Objective: capital appreciation with a       Franklin Advisers, Inc.
                 Real Estate Fund  secondary goal to earn current income.
                 - Class 2         Invests at least 80% of its net assets in
                                   investments of companies operating in the
                                   real estate industry. The Fund invests
                                   primarily in equity real estate investment
                                   trusts (REITs).
--------------------------------------------------------------------------------------------------------------------
YSV              FTVIPT Franklin   Objective: long-term total return. Invests   Franklin Advisory Services, LLC
                 Small Cap Value   at least 80% of its net assets in
                 Securities Fund   investments of small capitalization
                 - Class 2         companies. For this Fund, small
                                   capitalization companies are those that have
                                   a market cap not exceeding $2.5 billion, at
                                   the time of purchase. Invests primarily in
                                   equity securities of companies the manager
                                   believes are selling substantially below the
                                   underlying value of their assets or their
                                   private market value.
--------------------------------------------------------------------------------------------------------------------
YIF              FTVIPT Templeton  Objective: long-term capital growth.         Templeton Investment Counsel, LLC
                 Foreign           Invests at least 80% of its net assets in
                 Securities Fund   foreign securities, including those in
                 - Class 2         emerging markets.
--------------------------------------------------------------------------------------------------------------------
YSE              Goldman Sachs     Objective: seeks long-term growth of         Goldman Sachs Asset Management
                 VIT CORE(SM)      capital. Invests, under normal
                 Small Cap Equity  circumstances, at least 80% of its net
                 Fund              assets plus any borrowing for investment
                                   purposes (measured at the time of purchase)
                                   in a broadly diversified portfolio of
                                   equity investments of U.S. issuers which
                                   are included in the Russell 2000 Index at
                                   the time of investment.
--------------------------------------------------------------------------------------------------------------------
YUE              Goldman Sachs     Objective: seeks long-term growth of         Goldman Sachs Asset Management
                 VIT CORE(SM)      capital and dividend income. Invests, under
                 U.S. Equity Fund  normal circumstances, at least 90% of its total assets (not including securities
                                   lending collateral and any investment of that
                                   collateral) measured at time of purchase in a
                                   broadly diversified portfolio of large-cap
                                   and blue chip equity investments representing
                                   all major sectors of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------
YMC              Goldman Sachs     Objective: seeks long-term capital           Goldman Sachs Asset Management
                 VIT Mid Cap       appreciation. Invests, under normal
                 Value Fund        circumstances, at least 80% of its net
                                   assets plus any borrowing for investment
                                   purposes (measured at time of purchase) in a
                                   diversified portfolio of equity investments
                                   in mid-capitalization issuers within the
                                   range of the market capitalization of
                                   companies constituting the Russell Midcap
                                   Value Index at the time of investment.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Subaccount       Investing In      Investment Objectives and Policies           Investment Adviser
--------------------------------------------------------------------------------------------------------------------
YAG              Janus Aspen       Objective: long-term growth of capital.      Janus Capital
                 Series            Non-diversified mutual fund that primarily
                 Aggressive        invests in common stocks selected for their
                 Growth            growth potential and normally invests at
                 Portfolio:        least 50% of its equity assets in
                 Service Shares    medium-sized companies.
--------------------------------------------------------------------------------------------------------------------
YGT              Janus Aspen       Objective: long-term growth of capital.      Janus Capital
                 Series Global     Non-diversified mutual fund that invests,
                 Technology        under normal circumstances, at least 80% of
                 Portfolio:        its net assets in securities of companies
                 Service Shares    that the portfolio manager believes will
                                   benefit significantly from advances or
                                   improvements in technology. It implements
                                   this policy by investing primarily in
                                   equity securities of U.S. and foreign
                                   companies selected for their growth
                                   potential.
--------------------------------------------------------------------------------------------------------------------
YIG              Janus Aspen       Objective: long-term growth of capital.      Janus Capital
                 Series            Invests, under normal circumstances, at
                 International     least 80% of its net assets in securities
                 Growth            of issuers from at least five different
                 Portfolio:        countries, excluding the United States.
                 Service Shares    Although the Portfolio intends to invest
                                   substantially all of its assets in issuers
                                   located outside the United States, it may at
                                   times invest in U.S. issuers and it may at
                                   times invest all of its assets in fewer than
                                   five countries or even a single country.
--------------------------------------------------------------------------------------------------------------------
YIP              Lazard            Objective: long-term capital appreciation.   Lazard Asset Management
                 Retirement        Invests primarily in equity securities,
                 International     principally common stocks, of relatively
                 Equity Portfolio  large non-U.S. companies with market
                                   capitalizations in the range of the Morgan
                                   Stanley Capital International (MSCI) Europe,
                                   Australia and Far East (EAFE(R)) Index that
                                   the Investment Manager believes are
                                   undervalued based on their earnings, cash
                                   flow or asset values.
--------------------------------------------------------------------------------------------------------------------
YGW              MFS(R) Investors  Objective: long-term growth of capital and   MFS Investment Management(R)
                 Growth Stock      future income. Invests at least 80% of its
                 Series - Service  total assets in common stocks and related
                 Class             securities of companies which MFS(R)
                                   believes offer better than average
                                   prospects for long-term growth.
--------------------------------------------------------------------------------------------------------------------
YDS              MFS(R) New        Objective: capital appreciation. Invests     MFS Investment Management(R)
                 Discovery Series  primarily in equity securities of emerging
                 - Service Class   growth companies.
--------------------------------------------------------------------------------------------------------------------
YPH              Putnam VT High    Objective: seeks high current income.        Putnam Investment Management, LLC
                 Yield Fund -      Capital growth is a secondary goal when
                 Class IB Shares   consistent with achieving high current
                                   income. The fund seeks its goal by investing
                                   at least 80% of the fund's net assets in U.S.
                                   corporate bonds rated below investment-grade
                                   (junk bonds) and that have intermediate to
                                   long-term maturities (three years or longer).
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Subaccount       Investing In      Investment Objectives and Policies           Investment Adviser
--------------------------------------------------------------------------------------------------------------------
YIO              Putnam VT         Objective: long-term capital appreciation.   Putnam Investment Management, LLC
                 International     The fund seeks its goal by investing mainly
                 New               in common stocks of companies outside the
                 Opportunities     United States with a focus on growth stocks.
                 Fund - Class IB
                 Shares
--------------------------------------------------------------------------------------------------------------------
YNO              Putnam VT New     Objective: long-term capital appreciation.   Putnam Investment Management, LLC
                 Opportunities     The fund seeks its goal by investing mainly
                 Fund - Class IA   in common stocks of U.S. companies with a
                 Shares            focus on growth stocks in sectors of the
                                   economy that Putnam Management believes to
                                   have high growth potential.
--------------------------------------------------------------------------------------------------------------------
YVS              Putnam VT Vista   Objective: capital appreciation. The fund    Putnam Investment Management, LLC
                 Fund - Class IB   seeks its goal by investing mainly in
                 Shares            common stocks of U.S. companies with a
                                   focus on growth stocks.
--------------------------------------------------------------------------------------------------------------------
YMI              Royce Micro-Cap   Objective: long-term growth of capital.      Royce & Associates, LLC
                 Portfolio         Invests primarily in a broadly diversified
                                   portfolio of equity securities issued by
                                   micro-cap companies (companies with stock
                                   market capitalizations below $400 million).
--------------------------------------------------------------------------------------------------------------------
YVA              Third Avenue      Objective: long-term capital appreciation.   ESQF Advisers, Inc.
                 Value Portfolio   Invests primarily in common stocks of well
                                   financed, well managed companies at a
                                   substantial discount to what the Adviser
                                   believes is their true value.
--------------------------------------------------------------------------------------------------------------------
YIC              Wanger            Objective: long-term growth of capital.      Liberty Wanger Asset Management,
                 International     Invests primarily in stocks of small and     L.P.
                 Small Cap         medium-size non-U.S. companies with
                                   capitalizations of less than $2 billion.
--------------------------------------------------------------------------------------------------------------------
YSP              Wanger U.S.       Objective: long-term growth of capital.      Liberty Wanger Asset Management,
                 Smaller           Invests primarily in stocks of small- and    L.P.
                 Companies         medium-size U.S. companies with
                                   capitalizations of less than $5 billion.
--------------------------------------------------------------------------------------------------------------------


Please refer to the prospectuses for the funds for more information. These prospectuses are available by contacting us at the address or phone number on the first page of this prospectus.

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may change the funds from which the subaccounts buy shares if: the existing funds become unavailable; or in our judgment the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. We will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.


The Trust

You can direct your premiums to one subaccount that invests in The Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A, a unit investment trust ("trust"). This trust matures in 2004.

The objective of the trust is to provide safety of capital and income through investment in a fixed portfolio consisting primarily of zero coupon securities.

Zero coupon securities are:

o bearer obligations issued by the United States Government stripped of their unmatured interest coupons;

o    coupons stripped from United States debt obligations and

o    receipts and certificates for these stripped debt obligations and coupons.

Zero coupon securities are issued and sold at a deep discount from their face value. If they are held to maturity, they return full face value. Before maturity, the market prices of zero coupon securities generally are more volatile than the market prices of conventional, interest-bearing securities.

TRUST MATURITY

We will notify you in writing 30 days before the date the trust matures in 2004. You can give us written instructions seven days or more before the maturity date and tell us how you would like to reallocate the policy value allocated to the subaccount investing in the trust. If we do not receive instructions from you, we will automatically reallocate the policy value allocated to the subaccount investing in the trust to the subaccount that invests in the IDS Life Series Fund - Money Market Portfolio.

ROLES OF SALOMON SMITH BARNEY INC. AND IDS LIFE OF NEW YORK

Salomon Smith Barney sponsors the trust and sells units to the subaccounts. Because the trust invests in a specified portfolio, there is no investment manager.

The price of the trust's units includes a transaction charge, paid directly to Salomon Smith Barney out of our general account assets. This charge is limited by agreement between Salomon Smith Barney and us and will not be greater than that ordinarily paid by a dealer for similar securities. We will seek reimbursement for the amounts paid through a daily asset charge, described under "Loads, Fees and Charges."

IDS Life of New York and Salomon Smith Barney reserve the right to discontinue the sale of new units of a trust and to create additional trusts in the future.

More detailed information may be found in the current prospectus for the Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A.


The Fixed Account


You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4.5%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4.5%, although we may do so at our sole discretion. Rates higher than 4.5% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4.5% on any portion of policy value in the fixed account against which you have a policy loan outstanding.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Purchasing Your Policy

APPLICATION


To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:


o    select a specified amount of insurance;

o    select a death benefit option;

o    designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.

Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.


Age limit: We generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at its sole discretion.

Rate classification: The rate classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect your monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges" and "Charges for Optional Insurance Benefits.")

Other conditions: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

Incontestability: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS


Payment of premiums: In applying for your policy, you decide how much you intend to pay and how often you will make payments. During the first several policy years, until the policy value is sufficient to cover the surrender charge, we require that you pay premiums sufficient to keep the DBG in effect in order to keep the policy in force.


You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.


The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if the DBG will remain in effect.


You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.


Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG remains in effect.

Premium limitations: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

Allocation of premiums: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges. Your ability to allocate policy value to the trust may be limited by the availability of trust units.


Policy Value


The value of your policy is the sum of values in the fixed account, and each subaccount of the variable account. We value your accounts as follows:


FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

     o the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

     o    interest credited; minus

     o the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

     o any portion of the monthly deduction for the coming month that is allocated to the fixed account.


SUBACCOUNT

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount or the trust, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. For subaccounts investing in the funds, they're related to, but not the same as, the net asset value of the corresponding fund. The dollar value of each accumulation unit can rise or fall daily, depending on the investment performance of the underlying fund, on any change in the value of trust units and on certain charges. Here is how unit values are calculated:

Number of units: To calculate the number of units for a particular subaccount, we divide your investment (net premium or transfer amount) by the current accumulation unit value.

Accumulation unit value: The current value for each subaccount equals the last value times the current net investment factor.

Net investment factor: We determine the net investment factor at the end of each valuation period.

This factor equals: (a divided by b) - c

where:

(a) equals:

o    net asset value per share of the fund or value of a unit of the trust; plus

o per-share amount of any dividend or capital gain distribution made by the relevant fund to the subaccount; plus

o any credit or minus any charge for reserves to cover any tax liability resulting from the investment operations of the subaccount.

(b) equals:

o net asset value per share of the fund or value of a unit of the trust at the end of the preceding valuation period; plus

o any credit or minus any charge for reserves to cover any tax liability in the preceding valuation period.

(c) is a percentage factor representing the mortality and expense risk charge and, for the subaccount investing in the trust, the transaction charge, as described in "Loads, Fees and Charges," above.


Factors that affect subaccount accumulation units: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:


o    additional purchase payments allocated to the subaccounts;

o    transfers into or out of the subaccount(s);


o    partial surrenders and partial surrender fees;

o    surrender charges; and/or


o    pro rata portions of the monthly deductions.


Accumulation unit values will fluctuate due to:


o    changes in underlying fund(s) net asset value or the value of the trust;

o    dividends distributed to the subaccount(s);


o    capital gains or losses of underlying funds;


o    fund operating expenses;

o    mortality and expense risk charges; and/or

o    the transaction charge for the subaccount investing in the trust.


When valuations occur: We calculate all policy values allocated to subaccounts and all transactions under the policy on any day the New York Stock Exchange is open for regular trading (valuation date). These transaction include:

     o    premium payments;

     o    loan requests and repayments;

     o    surrender requests; and

     o    transfers.

Payments or requests we receive after 3:00 p.m. Central time on a valuation date will be valued as of the end of the next valuation date. Valuation dates do not occur when the New York Stock Exchange is closed as, for example, on Saturdays, Sundays and national holidays.

Keeping the Policy in Force




DEATH BENEFIT GUARANTEE

The DBG provides that your policy will remain in force until insured's age 65 or 5 policy years, if later, even in the cash surrender value is insufficient to pay the monthly deductions. The DBG will stay in effect as long as:



o    the sum of premiums paid; minus

o    partial surrenders; minus


o    any outstanding indebtedness;

o    equals or exceeds the minimum monthly premiums; times

o    the number of months since policy date (including the current month)

If, on a monthly date, you have not paid enough premiums to keep the DBG in effect, we will mail a notice to your last known address, asking you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction. Although the policy can be reinstated as explained below, the DBG cannot be reinstated.


GRACE PERIOD


If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the DBG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of a premium that will raise the cash surrender value to an amount sufficient to cover the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid will generally be taxable to the owner (see "Federal Taxes.") If the insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.


REINSTATEMENT


Your policy may be reinstated within 5 years after it lapses, unless you surrender it for cash. To reinstate, we will require:


o    a written request;

o    evidence satisfactory to us that the insured remains insurable;


o payment of a premium that will keep the policy in force for at least three months;

o payment of the monthly deductions that were not collected during the grace period; and


o    payment or reinstatement of any indebtedness.


The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.


EXCHANGE RIGHT


For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.


A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.


There will be no effect on the policy's death benefit, specified amount, net amount at risk, rate classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rate(s) of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange right policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


Proceeds Payable Upon Death

We will pay a benefit to the beneficiary of the policy when the insured dies. The death benefit is effective on the policy date.

Option 1 (level amount): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit is the greater of:

o    the specified amount minus any indebtedness; or


o a percentage of policy value minus any indebtedness. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.


Option 2 (variable amount): Under this option, if death is prior to the insured's attained insurance age 100, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

o    the policy value plus the specified amount minus any indebtedness; or

o the percentage of policy value minus any indebtedness described above on the date of the insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.


Examples:                                     Option 1        Option 2
Specified amount                              $100,000        $100,000
Policy value                                  $  5,000        $  5,000
Death benefit                                 $100,000        $105,000
Policy value increases to                     $  8,000        $  8,000
Death benefit                                 $100,000        $108,000
Policy value decreases to                     $  3,000        $  3,000
Death benefit                                 $100,000        $103,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age 100, the amount payable is the cash surrender value.



CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.


If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in the policy.


If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following policy costs:

o Monthly deduction because the cost of insurance depends upon the specified amount.


o    Minimum monthly premium.


o    Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT


Subject to certain limitations, you may make a written request to increase or decrease the specified amount at once per year after the first policy year.

Increases: After the first policy year, you may increase the specified amount Any increase in specified amount may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effects on policy charges:

o Your monthly deduction will increase because the cost of insurance and DBG charge both depend upon the specified amount.

o    Charges for certain optional insurance benefits will increase.

o    The minimum monthly premium will increase if the DBG is in effect.


o    The surrender charge will increase.


At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly anniversary. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the DBG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the DBG in effect.

Decreases: After the first policy year, you may decrease in specified amount, subject to all the following limitations:

     o    Only one decrease per policy year is allowed.

     o We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

     o After the decrease, the specified amount may not be less than the minimum specified amount shown in the policy.

     o The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

For policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or more, the minimum specified amount after the decrease is:

Policy Year                              Minimum Specified Amount
Year 1                                           $350,000
Years 2-5                                        $325,000
Years 6-10                                       $300,000
Years 11+                                        $275,000

For all other policies, the specified amount remaining after the decrease may not be less than the following minimum specified amount:

Policy Year                              Minimum Specified Amount
Years 1-2                                        $50,000
Years 3-10                                       $40,000
Years 11+                                        $25,000

Example:

This example assumes a policy purchased after May 1, 1991 with an initial specified amount of $400,000. In policy year 4, you request an $85,000 decrease in the initial specified amount. The minimum specified amount in policy year 4 is $325,000, so the amount of the decrease is limited to $75,000.

A decrease in specified amount will affect your costs as follows:


o Your monthly deduction will decrease because the cost of insurance and the DBG charge both depend upon the specified amount.

o    Charges for certain optional insurance benefits will decrease.

o    The minimum monthly premium will decrease if the DBG is in effect.


o    The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

o    First from the portion due to the most recent increase;

o    Next from portions due to the next most recent increases successively; and

o    Then from the initial specified amount when the policy was issued.


This procedure may affect the cost of insurance if we have applied different rate classifications to the current specified amount. We will eliminate the rate classification applicable to the most recent increase in the specified amount first, then the rate classification applicable to the next most recent increase, and so on.


MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

o    the policy value on the date of death; plus

o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

o    the amount of any outstanding indebtedness on the date of death.

SUICIDE


Suicide by the insured, whether sane or insane, within two years from policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.


BENEFICIARY


Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you or your estate.


Transfers Between the Fixed Account and Subaccounts

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account.

RESTRICTIONS ON TRANSFERS

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other policy owners. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o    not accepting telephone or electronic transfer requests;


o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

o limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.


In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners. Transfers involving the fixed account are subject to the restrictions below.


FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS


From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o    For automated transfers -- $50.


From the fixed account to a subaccount:


o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o    For automated transfers -- $50.


MAXIMUM TRANSFER AMOUNTS


From a subaccount to another subaccount or the fixed account:

o    None.

From the fixed account to a subaccount:

o    Entire fixed account balance minus any outstanding indebtedness.


MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. If, in the alternative, we allow more than five transfers by mail or phone, we reserve the right to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.

Automated transfer policies

o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.


o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


o Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

 o You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED DOLLAR-COST AVERAGING


You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


How dollar-cost averaging works

                                                                       Number
                                           Amount      Accumulation   of units
                                Month     invested      unit value    purchased
By investing an equal number     Jan        $100           $20           5.00
of dollars each month...         Feb         100            16           6.25
                                 Mar         100             9          11.11
you automatically buy            Apr         100             5          20.00
more units when the per unit     May         100             7          14.29
market price is low...           June        100            10          10.00
                                 July        100            15           6.67
and fewer units                  Aug         100            20           5.00
when the per unit                Sept        100            17           5.88
market price is high.            Oct         100            12           8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000.00 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

Policy Loans


You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions - see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


MINIMUM LOAN AMOUNTS


$200 of the remaining loan value, whichever is less.


MAXIMUM LOAN AMOUNTS


o    85% of the policy value minus surrender charges.


o    For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS


Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


REPAYMENTS


We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.


OVERDUE INTEREST


If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS


A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts, and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts . The loan collateral earns interest at the minimum rate guaranteed of 4.5% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG to terminate.

Policy Surrenders

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds.") We will mail surrender payments to you by regular mail. If you request express mail delivery or that payment be wired to your bank, we will charge a fee. For instructions, please contact your sales representative.


TOTAL SURRENDERS


If you surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.


PARTIAL SURRENDERS


After the first policy year, you may surrender any amount from $200 up to 85% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender charge, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

Effects of Partial Surrenders


o A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")

o A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.


o A partial surrender may terminate an DBG. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG in effect.


o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

     1. First from the specified amount provided by the most recent increase;

     2. Next from the next most recent increases successively;

     3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

o If Option 2 is in effect, a partial surrender does not affect the specified amount.

Two Ways To Request A Transfer, Loan of Surrender


Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.


By mail:                                   By phone:
Regular mail:                              Call between 8 a.m. and 6 p.m. (Monday - Thursday),
IDS Life Insurance Company of New York     8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
20 Madison Avenue Extension                (800) 541-2251 (toll free)
Albany, NY 12205
                                           TTY service for the hearing impaired:
Express mail:                              (800) 869-8613 (toll free)
IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203


2 By phone:

o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither our affiliates nor we will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.


Payment of Policy Proceeds


We will pay proceeds when:

o    you surrender the policy;

o    the insured dies; or

o the policy maturity date is reached, which occurs when the insured reaches attained insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on single sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS


During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three below. Unless we agree otherwise, we must make payments under all options to a natural person.

Option A -- Interest payments: We will pay interest on any proceeds placed under this option at a rate of 4% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.


Option B -- Payments for a specified period: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.


Option C -- Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 10, 15 or 20 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFFERAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

o    the NYSE is closed (other than customary weekend and holiday closings);

o in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.


We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.


Federal Taxes


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.



IDS LIFE of NEW YoRk'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.

Diversification and Investment Control: The IRS has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


TAXATION OF POLICY PROCEEDS


Death benefit proceeds: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes.

Maturity value proceeds: The policy matures when the insured is alive at the insured's attained insurance age 100. We pay you the maturity value. The maturity value is equal to the cash surrender value of the policy at the insured's attained insurance age 100. If that amount plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


Death benefit proceeds under Payment Option A: The death benefit proceeds are not subject to income tax, but payments of interest are.

Death benefit proceeds under Payment Options B and C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. All payments made after the investment in the policy is fully recovered will be subject to tax.


Pre-death proceeds: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract.

Source of proceeds                                           Taxable portion of pre-death proceeds
Full surrender:                                              Amount received plus any indebtedness, minus your
                                                             investment in the policy.*

Lapse:                                                       Any outstanding indebtedness minus your investment in the
                                                             policy.*

Partial surrenders (modified endowments):                    Lesser of: The amount received or policy value minus your
                                                             investment in the policy.*

Policy loans and assignments (modified endowments):          Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*

Partial surrenders (not modified endowments):                Generally, if the amount received is greater than your
                                                             investment in the policy,* the amount in excess of your
                                                             investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial
                                                             surrender results in or is necessitated by a reduction in
                                                             benefits.

Policy loans and assignments (not modified endowments):      None.**

Payment options:                                             Option A:  Taxed as full  surrender  (and may be  subject to additional 10% penalty tax if modified endowment contract).
                                                             Interest taxed (and not subject to additional 10% penalty tax).

                                                             Options B and C: Portion of each payment taxed and portion considered a return on investment in the policy* and not
                                                             taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10% penalty tax if modified endowment
                                                             contract). Payments made after the investment in the policy*
                                                             fully recovered taxed and subject to an additional 10%
                                                             penalty tax.

 * Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.


** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

o    you apply for it or materially change it on or after June 21, 1988 and

o the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

Increases in benefits: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the early years following a material change exceed the recalculated limits.

Reductions in benefits: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment with applicable tax implications even if you do not pay any further premiums.

Distributions affected: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment because the IRS presumes that you took a distribution in anticipation of that event.

Serial purchase of modified endowments: The IRS treats all modified endowments issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

Penalty tax: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:


o    the distribution occurs after the owner attains age 591/2;

o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

Interest paid on policy loans: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

Policy changes: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

Other taxes: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances.

Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.


On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program. Rates that do not distinguish between men and women are available when required for employment-related programs in all states except Illinois, Michigan, New Jersey, South Carolina and Texas.

LEGAL PROCEEDINGS [to be updated by amendment]


A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert
v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.



Key Terms

These terms can help you understand details about your policy.

Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

Attained insurance age: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.


Cash surrender value: Proceeds received if you surrender the policy in full, or the policy matures. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

Close of business: Closing time of the New York Stock Exchange, normally 4 p.m., Eastern time.


Code: The Internal Revenue Code of 1986, as amended.


Fixed account: The general investment account of IDS Life of New York. The fixed account is made up of all of IDS Life of New York's assets other than those held in any separate account.


Fixed account value: The portion of the policy value that you allocate to the fixed account, including indebtedness.

Funds: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.


IDS Life of New York: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.


Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

Insurance age: The insured's age, based upon his or her last birthday on the date of the application.

Insured: The person whose life is insured by the policy.


Lapse: The policy ends without value and no death benefit will be paid.

Maturity date: The insured's attained insurance age 100, if living.

Minimum monthly premium: The premium required to keep the NLG in effect. We show the minimum monthly premium in your policy.

Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

Net premium: The premium paid minus the premium expense charge.


No lapse guarantee (NLG): A feature of the policy guaranteeing that the policy will not lapse for five policy years. The guarantee is in effect if you meet certain premium payment requirements.




Owner: The entity(ies) to which, or individual(s) to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


Policy anniversary: The same day and month as the policy date each year the policy remains in force.

Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

Policy value: The sum of the fixed account value plus the variable account value.

Proceeds: The amount payable under the policy as follows:


o Upon death of the insured prior to the maturity date, proceeds will be the death benefit in effect as of the date of the insured has death, minus any indebtedness.

o    On the maturity date, proceeds will be the cash surrender value.

o On surrender of the policy prior to the maturity date, the proceeds will be the cash surrender value.

Risk classification: A group of insureds that IDS Life of New York expects will have similar mortality experience.


Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.


Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the maturity date. We show the initial specified amount in your policy.

Subaccount(s): One or more of the investment divisions of the variable account, each of which invests in a particular fund.


Surrender charge: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.


Valuation date: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.


Valuation period: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.


Variable account: IDS Life of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.


Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.

Financial Statements

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

(Back Cover)


Additional information about IDS Life of New York Account 8 (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company of New York at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251
Web site address: americanexpress.com


You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.



Investment Company Act File #811-5213

Statement of Additional Information


May 1, 2003

IDS Life of New York
Variable Universal Life

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Issued by:          IDS Life Insurance Company of New York
                    20 Madison Avenue Extension
                    Albany, NY 12203
                    Phone: (800) 541-2251
                    Web site address: americanexpress.com

                    IDS Life of New York Account 8

IDS Life of New York Account 8 is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

Table of Contents


Information about IDS Life of New York......................


      Ownership............................................
      State Regulation.....................................
      Reports..............................................
      Rating Agencies......................................

Principal Underwriter......................................

Distribution of the Policy.................................

The Variable Account.......................................

Additional Information about the Operation
of the Policies............................................

      Additional Information on Payment Options............

Performance Information....................................

      Average Annual Total Return..........................
      Rates of Return of the Funds.........................
      Rates of Return of the Subaccounts...................
      Annualized Yield for a Subaccount
      Investing in a Money Market Fund.....................
      Annualized Yield for a Subaccount
      Investing in an Income Fund..........................

Independent Auditors.......................................

Financial Information......................................

Information about IDS Life of New York

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.

We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life), has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP


IDS Life of New York, a New York corporation is a wholly owned subsidiary of IDS Life, a Minnesota Corporation which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life. Total assets under management as of the most recent fiscal year were more than $________ billion.

STATE REGULATION


We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of its operations is conducted periodically.


REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the policy. This information relates only to our general account and reflects our ability to pay the benefits promised under the policy.


For detailed information on the agency rating given to us, contact your sales representative, or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                               www.ambest.com
Fitch                                   www.fitchratings.com
Moody's                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter of the policy, which it offers on a continuous basis. AEFA is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of IDS Life of New York, the sole distributor of the policy. Representatives of IDS Life of New York are licensed insurance and annuity agents and are registered with the NASD as representatives of AEFA.

AEFA currently pays underwriting commissions for its role as principal underwriter of all variable life insurance policies associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter for the variable account has been: 200_: $_________; 200_: $__________; and ______:
$________. AEFA retains no underwriting commission from the sale of the policy.

Distribution of the Policy


We are the sole distributors of the policy. We pay our representatives a commission of up to 81% of the initial target premium (annualized), plus up to 4.8% of all premiums in excess of the target premium. At the end of policy years one through ten, we pay our representatives a service fee of .125% or less of the policy value, net of indebtedness. We pay additional commissions if an increase in coverage occurs.


The Variable Account


We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.


The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

Additional Information about the Operation of the Policies

ADDITIONAL INFORMATION ON PAYMENT OPTIONS


Option B -- Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                Payment period             Monthly payment per $1,000.00
                    (years)                    placed under Option B
                        5                               $18.32
                       10                                10.06
                       15                                 7.34
                       20                                 6.00
                       25                                 5.22
                       30                                 4.72


We will furnish monthly amounts for other payment periods at your request, without charge.


Option C: Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

Calendar year                                Calendar year
of payee's birth           Adjustment       of payee's birth         Adjustment
 Before 1920                   0                1945-1949                6
 1920-1924                     1                1950-1959                7
 1925-1929                     2                1960-1969                8
 1930-1934                     3                1970-1979                9
 1935-1939                     4                1980-1989               10
 1940-1944                     5                After 1989              11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

Life income per $1,000 with payments guaranteed for
                                           10 years                        15 years                          20 years
Adjusted age payee                    Male        Female              Male        Female               Male          Female
 50                                   $4.81        $4.47              $4.74        $4.45              $4.65          $4.40
 55                                    5.20         4.80               5.09         4.74               4.94           4.87
 60                                    5.70         5.22               5.51         5.12               5.25           4.98
 65                                    6.35         5.77               5.98         5.58               5.54           5.32
 70                                    7.14         6.50               6.47         6.12               5.77           5.63
 75                                    8.00         7.40               6.87         6.64               5.91           5.85


Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the SEC. An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the policy over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV


where:     P    = a hypothetical initial payment of $1,000


           T    = average annual total return

           n    = number of years


         ERV    = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


RATES OF RETURN OF THE FUNDS

In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund operating expenses (including the management fees, 12b-1 fees and other expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.


Average Annual Total Return for Period ending Dec. 31, 2002
                                                                                                               10 years or since
Fund                                                                      1 year        3 years       5 years     commencement
 IDS Life Series Fund, Inc. --
      Equity Portfolio (1/86)                                              %              %             %            %
      Equity Income Portfolio (6/99)
      Government Securities Portfolio (1/86)
      Income Portfolio (1/86)
      International Equity Portfolio (10/94)
      Managed Portfolio (1/86)
      Money Market Portfolio (1/86)
 AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund (9/99)
      Bond Fund (10/81)

      Capital Resource Fund (10/81)
      Cash Management Fund (10/81)
      Diversified Equity Income Fund (9/99)
      Emerging Markets Fund (5/00)
      Extra Income Fund (5/96)
      Federal Income Fund (9/99)
      Global Bond Fund (5/96)
      Growth Fund (9/99)
      International Fund (1/92)
      Managed Fund (4/86)
      New Dimensions Fund(R) (5/96)
      S&P 500 Index Fund (5/00)(1)
      Small Cap Advantage Fund (9/99)(1)
      Strategy Aggressive Fund (1/92)(1)
 AIM V.I.
      Capital Appreciation Fund, Series I Shares (5/93)
      Capital Development Fund, Series I Shares (5/98)
      Core Equity Fund, Series I Shares (5/94)
 American Century(R) Variable Portfolios, Inc.
      VP International, Class I (5/94)
      VP Value, Class I (5/96)
 Calvert Variable Series, Inc.
      Social Balanced Portfolio (9/86)
 Credit Suisse Trust
      Emerging Growth Portfolio (9/99)
      Small Cap Growth Portfolio (6/95)
 Fidelity(R) VIP
      Growth & Income Portfolio Service Class (12/96)
      Mid Cap Portfolio Service Class (12/98)
      Overseas Portfolio Service Class (1/87)
 FTVIPT
      Franklin Real Estate Fund - Class 2 (1/89)
      Franklin Small Cap Value Securities Fund - Class 2 (5/98)
      Templeton Foreign Securities Fund - Class 2 (5/92)
      Templeton International Smaller Companies Fund - Class 2 (5/96) Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund (2/98)
      CORE(SM) U.S. Equity Fund (2/98)
      Mid Cap Value Fund (5/98)
 Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares (9/93)
      Global Technology Portfolio: Service Shares (1/00)
      International Growth Portfolio: Service Shares (5/94)
 Lazard Retirement Series
      International Equity Portfolio (9/98)

 MFS(R)
      Investors Growth Stock Series - Service Class (5/99)
      New Discovery Series - Service Class (5/98)
 Putnam Variable Trust
      Putnam VT High Yield Fund - Class IB Shares (2/88)
      Putnam VT International New Opportunities Fund - Class IB Shares (1/97) Putnam VT New Opportunities Fund - Class IA Shares (5/94)
      Putnam VT Vista Fund - Class IB Shares (1/97)
 Royce Capital Fund
      Micro-Cap Portfolio (12/96)
 Third Avenue
      Value Portfolio (9/99)
 Wanger
      International Small Cap (5/95)(1)
      U.S. Smaller Companies (5/95)(1)


RATES OF RETURN OF THE SUBACCOUNTS

This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average annual rates of return in the following tables reflect all fund operating expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 3.5% premium expense charge. In the second table the rates of return do not reflect the 3.5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

Average  Annual Total Return  Reflecting  the 3. 5% Premium  Expense  Charge For
Period Ending Dec. 31, 2002
                                                         Performance since                         Performance since
                                                   commencement of the subaccount              commencement of the fund
                                                                                    Since                                    Since
Subaccount   Investing in                                1 year 5 years 10 years commencement  1 year  5 years 10 years commencement
      IDS Life Series Fund, Inc. --
 Equity         Equity Portfolio (6/87; 1/86)                %      %       %          %          %        %       %         %
 Equity
   Income       Equity Income Portfolio (6/99; 6/99)
 Government
   Securities   Government Securities Portfolio (6/87; 1/86)
 Income         Income Portfolio (6/87; 1/86)
 International
   Equity       International Equity Portfolio (10/94; 10/94)
 Managed        Managed Portfolio (6/87; 1/86)
 Money Market   Money Market Portfolio (6/87; 1/86)
             AXP(R) Variable Portfolio -
 YBC         Blue Chip Advantage Fund (5/00; 9/99)
 YBD         Bond Fund (5/00; 10/81)
 YCR         Capital Resource Fund (5/00; 10/81)
 YCM         Cash Management Fund (5/00; 10/81)
 YDE         Diversified Equity Income Fund (5/00; 9/99)
 YEM         Emerging Markets Fund (5/00; 5/00)

 YEX         Extra Income Fund (5/00; 5/96)
 YFI         Federal Income Fund (5/00; 9/99)
 YGB         Global Bond Fund (5/00; 5/96)
 YGR         Growth Fund (5/00; 9/99)
 YIE         International Fund (5/00; 1/92)
 YMF         Managed Fund (5/00; 4/86)
 YND         New Dimensions Fund(R) (11/99; 5/96)
 YIV         S&P 500 Index Fund (5/00; 5/00)
 YSM         Small Cap Advantage Fund (5/00; 9/99)
 YSA         Strategy Aggressive Fund (5/00; 1/92)
           AIM V.I.
 YCA         Capital Appreciation Fund,
             Series I Shares (5/02; 5/93)
 YCD         Capital Development Fund,
             Series I Shares (5/02; 5/98)
 YGI         Core Equity Fund, Series I (11/96; 5/94)
           American Century(R) Variable Portfolios, Inc.
 YIR         VP International, Class I (5/02; 5/94)
 YVL         VP Value, Class I (5/02; 5/96)
           Calvert Variable Series, Inc.
 YSB         Social Balanced Portfolio (5/00; 9/86)
           Credit Suisse Trust
 YEG         Emerging Growth Portfolio (5/00; 9/99)
 YSC         Small Cap Growth Portfolio (5/99; 6/95)
           Fidelity(R) VIP
 YGC         Growth & Income Portfolio
             Service Class (5/02; 12/96)
 YMP         Mid Cap Portfolio Service Class 2
             (5/02; 12/98)
 YOS         Overseas Portfolio Service Class 2
             (5/02; 1/87)
           FTVIPT
 YRE         Franklin Real Estate Fund - Class 2
             (5/00; 1/89)(1),(10)
 YSV         Franklin Small Cap Value Securities Fund -
             Class 2 (5/00; 5/98)(1),(10)
 YIF         Templeton Foreign Securities Fund -
             Class 2 (5/99; 5/92)
 YIS         Templeton International Smaller Companies Fund -
             Class 2 (5/99; 5/92)
           Goldman Sachs VIT
 YSE         CORE(SM) Small Cap Equity Fund (5/00; 2/98)
 YUE         CORE(SM) U.S. Equity Fund (5/00; 2/98)
 YMC         Mid Cap Value Fund (5/00; 5/98)(1)

           Janus Aspen Series
 YAG         Aggressive Growth Portfolio:
             Service Shares (5/00; 9/93)
 YGT         Global Technology Portfolio:
             Service Shares (5/00; 1/00)
 YIG         International Growth Portfolio:
             Service Shares (5/00; 5/94)
           Lazard Retirement Series
 YIP         International Equity Portfolio (5/00; 9/98)
           MFS(R)
 YGW         Investors Growth Stock Series -
             Service Class (5/00; 5/99)
 YDS         New Discovery Series -
             Service Class (5/00; 5/98)
           Putnam Variable Trust
 YPH         Putnam VT High Yield Fund -
             Class IB Shares (5/99; 2/88)
 YIO         Putnam VT International New Opportunities
             Fund - Class IB Shares (5/00; 1/97)
 YNO         Putnam VT New Opportunities
             Fund - Class IA Shares (11/96; 5/94)
 YVS         Putnam VT Vista Fund -
             Class IB Shares (5/00; 1/97)
           Royce Capital Fund
 YMI         Micro-Cap Portfolio (5/00; 12/96)
           Third Avenue
 YVA         Value Portfolio (5/00; 9/99)
           Wanger
 YIC         International Small Cap (5/00; 5/95)
 YSP         U.S. Smaller Companies (5/00; 5/95)


Average  Annual Total Return  Reflecting  the 3. 5% Premium  Expense  Charge For
Period Ending Dec. 31, 2002
                                                         Performance since                         Performance since
                                                   commencement of the subaccount              commencement of the fund
                                                                                    Since                                    Since
Subaccount   Investing in                                1 year 5 years 10 years commencement  1 year  5 years 10 years commencement
      IDS Life Series Fund, Inc. --
 Equity         Equity Portfolio (6/87; 1/86)                %      %       %          %          %        %       %         %
 Equity
   Income       Equity Income Portfolio (6/99; 6/99)
 Government
   Securities   Government Securities Portfolio (6/87; 1/86)
 Income         Income Portfolio (6/87; 1/86)
 International
   Equity       International Equity Portfolio (10/94; 10/94)
 Managed        Managed Portfolio (6/87; 1/86)
 Money Market   Money Market Portfolio (6/87; 1/86)

           AXP(R) Variable Portfolio -
 YBC         Blue Chip Advantage Fund (5/00; 9/99)
 YBD         Bond Fund (5/00; 10/81)
 YCR         Capital Resource Fund (5/00; 10/81)
 YCM         Cash Management Fund (5/00; 10/81)
 YDE         Diversified Equity Income Fund (5/00; 9/99)
 YEM         Emerging Markets Fund (5/00; 5/00)
 YEX         Extra Income Fund (5/00; 5/96)
 YFI         Federal Income Fund (5/00; 9/99)
 YGB         Global Bond Fund (5/00; 5/96)
 YGR         Growth Fund (5/00; 9/99)
 YIE         International Fund (5/00; 1/92)
 YMF         Managed Fund (5/00; 4/86)
 YND         New Dimensions Fund(R) (11/99; 5/96)
 YIV         S&P 500 Index Fund (5/00; 5/00)
 YSM         Small Cap Advantage Fund (5/00; 9/99)
 YSA         Strategy Aggressive Fund (5/00; 1/92)
           AIM V.I.
 YCA         Capital Appreciation Fund,
             Series I Shares (5/02; 5/93)
 YCD         Capital Development Fund,
             Series I Shares (5/02; 5/98)
 YGI         Core Equity Fund, Series I (11/96; 5/94)
           American Century(R) Variable Portfolios, Inc.
 YIR         VP International, Class I (5/02; 5/94)
 YVL         VP Value, Class I (5/02; 5/96)
           Calvert Variable Series, Inc.
 YSB         Social Balanced Portfolio (5/00; 9/86)
           Credit Suisse Trust
 YEG         Emerging Growth Portfolio (5/00; 9/99)
 YSC         Small Cap Growth Portfolio (5/99; 6/95)
           Fidelity(R) VIP
 YGC         Growth & Income Portfolio
             Service Class (5/02; 12/96)
 YMP         Mid Cap Portfolio Service Class 2
             (5/02; 12/98)
 YOS         Overseas Portfolio Service Class 2
             (5/02; 1/87)
           FTVIPT
 YRE         Franklin Real Estate Fund - Class 2
             (5/00; 1/89)(1),(10)
 YSV         Franklin Small Cap Value Securities Fund -
             Class 2 (5/00; 5/98)(1),(10)
 YIF         Templeton Foreign Securities Fund -
             Class 2 (5/99; 5/92)

 YIS         Templeton International Smaller Companies Fund -
             Class 2 (5/99; 5/92)
           Goldman Sachs VIT
 YSE         CORE(SM) Small Cap Equity Fund (5/00; 2/98)
 YUE         CORE(SM) U.S. Equity Fund (5/00; 2/98)
 YMC         Mid Cap Value Fund (5/00; 5/98)(1)
           Janus Aspen Series
 YAG         Aggressive Growth Portfolio:
             Service Shares (5/00; 9/93)
 YGT         Global Technology Portfolio:
             Service Shares (5/00; 1/00)
 YIG         International Growth Portfolio:
             Service Shares (5/00; 5/94)
           Lazard Retirement Series
 YIP         International Equity Portfolio (5/00; 9/98)
           MFS(R)
 YGW         Investors Growth Stock Series -
             Service Class (5/00; 5/99)
 YDS         New Discovery Series -
             Service Class (5/00; 5/98)
           Putnam Variable Trust
 YPH         Putnam VT High Yield Fund -
             Class IB Shares (5/99; 2/88)
 YIO         Putnam VT International New Opportunities
             Fund - Class IB Shares (5/00; 1/97)
 YNO         Putnam VT New Opportunities
             Fund - Class IA Shares (11/96; 5/94)
 YVS         Putnam VT Vista Fund -
             Class IB Shares (5/00; 1/97)
           Royce Capital Fund
 YMI         Micro-Cap Portfolio (5/00; 12/96)
           Third Avenue
 YVA         Value Portfolio (5/00; 9/99)
           Wanger
 YIC         International Small Cap (5/00; 5/95)
 YSP         U.S. Smaller Companies (5/00; 5/95)

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

Annualized Simple Yield

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o    any dividends declared for such shares.

It does not include:

o    the effect of any applicable surrender charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with a fixed account) that fixed accounts often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the policy provides.

Annualized Yield Based on the Seven-Day Period Ending Dec. 31, 2002


Subaccount    Investing in:                                                       Simple yield         Compound yield
YCM           AXP(R) Variable Portfolio - Cash Management Fund                          %                     %


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

         YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                 -------------------------------------
                       cd

where:

a = dividends and investment income earned during the period

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends

d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2002


Subaccount    Investing in:                                            Yield
YBD           AXP(R) Variable Portfolio - Bond Fund                     __%
YEX           AXP(R) Variable Portfolio - Extra Income Fund             __
YFI           AXP(R) Variable Portfolio - Federal Income Fund           __
YGB           AXP(R) Variable Portfolio - Global Bond Fund              __


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable life insurance illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


Policy Illustrations

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

Expenses: The policy values illustrated reflect the deduction of the following expenses:

     o   Premium expense charges;

     o   Cost of insurance charges;

     o   Death benefit guarantee charges;

     o   Policy fees;

     o   Mortality and expense risk charges; and

     o   Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

     o   Current charges for policies purchased on or after November 20, 1997

     o   Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Table" and "Loads, Fees and Charges." This section describes the charges reflected in the illustrated policy values. This section also describes the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Table. The arithmetic average of all fund operating expenses used in the following illustrations is ____ % of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

Risk classification of the insured: The illustration assumes the insured is a male, age 40, in our nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.

Death benefit: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

Premiums: The illustrations assume that a premium of $2,500 is paid in full at the beginning of each policy year. Results would differ if:

     o   Premiums were not paid in full at the beginning of each policy year;

     o   Premium amounts paid were different.

Loans and partial surrender: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

Illustration                                                                  Policies purchased on or after November 20, 1997

Initial specified amount $200,000                       Male-- age 40                                    Current costs assumed
Death benefit Option 1                                    nonsmoker                                      Annual premium $2,500

        Premium(1)
        accumulated          Death benefit                         Policy value                      Cash surrender value
End of  with annual   assuming hypothetical gross           assuming hypothetical gross           assuming hypothetical gross
policy   interest     annual investment return of           annual investment return of           annual investment return of
year       at 5%        0%         6%         12%             0%         6%         12%             0%         6%         12%
   1      2,625     200,000    200,000      200,000       1,869      1,997        2,126            381        510          639
   2      5,381     200,000    200,000      200,000       3,683      4,057        4,448          2,019      2,393        2,784
   3      8,275     200,000    200,000      200,000       5,439      6,178        6,980          3,612      4,351        5,153
   4     11,314     200,000    200,000      200,000       7,137      8,362        9,746          5,148      6,373        7,756
   5     14,505     200,000    200,000      200,000       8,769     10,602       12,758          6,685      8,518       10,674
   6     17,855     200,000    200,000      200,000      10,335     12,900       16,043          8,668     11,233       14,376
   7     21,373     200,000    200,000      200,000      11,837     15,261       19,632         10,587     14,011       18,382
   8     25,066     200,000    200,000      200,000      13,272     17,683       23,553         12,439     16,849       22,719
   9     28,945     200,000    200,000      200,000      14,636     20,163       27,836         14,219     19,747       27,420
  10     33,017     200,000    200,000      200,000      15,930     22,707       32,523         15,930     22,707       32,523
  15     56,644     200,000    200,000      200,000      21,108     36,218       63,484         21,108     36,218       63,484
  20     86,798     200,000    200,000      200,000      23,414     50,625      112,802         23,414     50,625      112,802
  25    125,284     200,000    200,000      236,693      21,600     65,310      194,011         21,600     65,310      194,011
  30    174,402     200,000    200,000      376,033      12,538     78,628      324,167         12,538     78,628      324,167
  35    237,091          --    200,000      568,568          --     86,980      531,372             --     86,980      531,372
  40    317,099          --    200,000      907,765          --     82,268      864,538             --     82,268      864,538
  45    419,213          --    200,000    1,453,305          --     40,966    1,384,100             --     40,966    1,384,100
  50    549,538          --         --    2,288,130          --         --    2,179,171             --         --    2,179,171
  55    715,871          --         --    3,537,002          --         --    3,368,573             --         --    3,368,573
  60    928,157          --         --    5,317,742          --         --    5,265,091             --         --    5,265,091

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Illustration

Initial specified amount $200,000                       Male-- age 40                                 Guaranteed costs assumed
Death benefit Option 1                                    nonsmoker                                      Annual premium $2,500

        Premium(1)
        accumulated          Death benefit                         Policy value                      Cash surrender value
End of  with annual   assuming hypothetical gross           assuming hypothetical gross           assuming hypothetical gross
policy   interest     annual investment return of           annual investment return of           annual investment return of
year       at 5%        0%         6%         12%             0%         6%         12%             0%         6%         12%
   1      2,625     200,000    200,000      200,000       1,810      1,936        2,063            322        449          576
   2      5,381     200,000    200,000      200,000       3,566      3,933        4,316          1,902      2,269        2,652
   3      8,275     200,000    200,000      200,000       5,248      5,970        6,754          3,421      4,143        4,927
   4     11,314     200,000    200,000      200,000       6,880      8,073        9,422          4,891      6,084        7,433
   5     14,505     200,000    200,000      200,000       8,441     10,223       12,321          6,357      8,139       10,237
   6     17,855     200,000    200,000      200,000       9,932     12,422       15,477          8,264     10,755       13,810
   7     21,373     200,000    200,000      200,000      11,355     14,675       18,918         10,105     13,424       17,668
   8     25,066     200,000    200,000      200,000      12,690     16,961       22,653         11,857     16,127       21,820
   9     28,945     200,000    200,000      200,000      13,961     19,306       26,739         13,545     18,890       26,322
  10     33,017     200,000    200,000      200,000      15,149     21,693       31,192         15,149     21,693       31,192
  15     56,644     200,000    200,000      200,000      19,573     34,060       60,336         19,573     34,060       60,336
  20     86,798     200,000    200,000      200,000      20,533     46,400      106,184         20,533     46,400      106,184
  25    125,284     200,000    200,000      221,527      16,054     57,201      181,580         16,054     57,201      181,580
  30    174,402     200,000    200,000      351,240       1,633     63,103      302,794          1,633     63,103      302,794
  35    237,091          --    200,000      529,739          --     57,137      495,083             --     57,137      495,083
  40    317,099          --    200,000      844,006          --     18,558      803,815             --     18,558      803,815
  45    419,213          --         --    1,345,697          --         --    1,281,617             --         --    1,281,617
  50    549,538          --         --    2,099,312          --         --    1,999,344             --         --    1,999,344
  55    715,871          --         --    3,189,858          --         --    3,037,960             --         --    3,037,960
  60    928,157          --         --    4,732,159          --         --    4,685,306             --         --    4,685,306

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

Financial Information


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company of New York at Dec. 31, 200_ and 200_, and for each of the three years in the period ended Dec. 31, 200_, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life at Dec. 31, 200_, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


[Updated Financial Information to be Provided on Amendment]

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed electronically as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(a)(2) Standard Terms and Conditions of Trust, effective August 4, 1986, filed electronically as Exhibit 1.A.(8)(d) to Registrant's Form N-8B-2
          with   Post-Effective   Amendment   No.  11,  File  No.   33-15290  is
          incorporated herein by reference.

(b)       Not applicable.

(c)(1)    Explanation   of   New   York   Sales  Agreements,   filed
          electronically as Exhibit 1.A.(3)(b)(i) to Registrant's
          Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(2)    Form of Personal Financial Planner's Agreement with IDS
          Financial Services Inc., filed electronically as Exhibit 1.A.(3)(b)(ii) to Registrant's Form N-8B-2 with
          Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement with IDS Life Insurance Company of New York, filed electronically as
          Exhibit 1.A.(3)(b)(iii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(4) Form of "Field Trainer's" Rider to Personal Financial Planner's Agreement, filed electronically as Exhibit 1.A.(3)(b)(iv) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(5)    Form of District Manager's Rider to Personal Financial
          Planner's Agreement, filed electronically as Exhibit
          1.A.(3)(b)(v) to Registrant's Form N-8B-2 with
          Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(6)    Form of  "New  York  District  Manager-Insurance"  Rider to
          Personal   Financial  Planner's   Agreement,   filed
          electronically as Exhibit 1.A.(3)(b)(vi) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(7)    Form of Division Manager's Agreement with IDS Financial
          Services Inc., filed electronically as Exhibit
          1.A.(3)(b)(vii) to Registrant's Form N-8B-2 with
          Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(8) Form of "New York Division Manager-Insurance" Rider to Division Manager's Agreement with IDS Financial Services Inc., filed electronically as Exhibit 1.A.(3)(b)(viii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy, dated April 1, 1987, filed electronically as Exhibit 1.A.(5) to Registrant's Form N-8B-2
          with   Post-Effective   Amendment   No.  11,  File  No.   33-15290  is
          incorporated herein by reference.

(d)(2) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV - ES) to be filed by amendment.

(e)(1) Application form for the Flexible Premium Variable Life Insurance Policy, filed electronically as Exhibit 1.A.(10) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(f)(1) Certificate of Amendment of the Certificate of Incorporation of IDS Life Insurance Company of New York, filed electronically as Exhibit 1.A.(6)(a) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(f)(2) Amended Bylaws of IDS Life Insurance Company of New York, dated May 1992, filed electronically as Exhibit 1.A.(6)(b) to Post-Effective Amendment No. 12, File No. 33-15290 is incorporated herein by reference.

(h)(1) Reference Trust Indenture among Shearson Lehman Brothers Inc., the Bank of New York and Standard & Poor's Corporation, dated August 4, 1986, filed electronically as Exhibit 1.A.(8)(c) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
          Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit
          8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999, filed electronically as Exhibit
          8.13 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(i)       Not applicable

(j)       Not applicable

(k)(1)    Consent and Opinion of Counsel is filed electronically herewith.

(l)       Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
          Vice President, Insurance Product Development is filed electronically herewith.

(m)       Calculations of Illustrations to be filed by amendment.

(o)(1)    Not applicable.

(p)(1)    Not applicable.

(q)(1) Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies, filed electronically as Exhibit 1.A.(11) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(r)(1)    Power of Attorney to sign amendments to this Registration Statement
          dated  April  25,  2001  filed   electronically  as  Exhibit  7(c)  to
          Post-Effective Amendment No. 20 to Registration Statement No. 33-15290 is incorporated herein by reference.


Item 28. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                Operating Officer, Consumer Affairs
                                                                                Officer and Claims Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Bloomington, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Lorraine R. Hart                      53643 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       1114 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN  55416

Bruce A. Kohn                         50591 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Eric L. Marhoun                       50605 AXP Financial Center                Director, General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN 55402

Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Edward J. Muhl                        16 Wolfe Street                           Director
                                      Alexandria, VA  22314

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     90 Hudson Street                          Director
                                      Jersey City, NJ  07302

Teresa J. Rasmussen                   50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY  12203

Philip C. Wentzel                     50807 AXP Financial Center                Vice President and Controller
                                      Minneapolis, MN  55474

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency of Wisconsin Inc.              Wisconsin
     American Express Service Corporation                                               Delaware
     American Express Travel Related Services, Inc.                                     New York
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 30. Indemnification

The By-laws of IDS Life Insurance Company of New York provides that:

The Corporation shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Fund A and B, director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such Manager of Variable Annuity Funds A and B, director officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31  Principal Underwriter

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                 Position and Offices with
         Business Address*                  Underwriter

         Ruediger Adolf                     Senior Vice President

         Gumer C. Alvero                    Vice President - General
                                            Manager Annuities

         Ward D. Armstrong                  Senior Vice President -
                                            Retirement Services and
                                            Asset Management

         Mark J. Babij                      Vice President - Finance

         John M. Baker                      Vice President - Plan
                                            Sponsor Services

         Dudley Barksdale                   Vice President - Service
                                            Development

         Timothy V. Bechtold                Vice President -
                                            Insurance Products

         Arthur H. Berman                   Senior Vice President - Finance

         Walter S. Berman                   Director, Senior Vice President -
                                            and Chief Financial Officer

         Rob Bohli                          Group Vice President -
         10375 Richmond Avenue #600         South Texas
         Houston, TX  77042

         Walter K. Booker                   Group Vice President -
         Suite 200, 3500 Market             New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                  Group Vice President -
         1333 N. California Blvd.,          Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                 Vice President - Sales
                                            Support

         Kenneth J. Ciak                    Vice President and
         IDS Property Casualty              General Manager - IDS
         1400 Lombardi Avenue               Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                   Vice President - Relationship
                                            Leader Retail Distribution Services

         James M. Cracchiolo                Director, Chairman, President and
                                            Chief Executive Officer

         Colleen Curran                     Vice President and
                                            Assistant General Counsel

         Luz Maria Davis                    Vice President -
                                            Communications

         Arthur E. DeLorenzo                Group Vice President -
         4 Atrium Drive, #100               Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino              Group Vice President -
         Suite 500, 8045 Leesburg           Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                     Group Vice President -
         6000 28th Street South East        Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                   Group Vice President -
         Two Datran Center                  Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                  Vice President - Financial
                                            Planning and Advice

         Gordon M. Fines                    Vice President - Mutual
                                            Fund Equity Investments

         Brenda H. Fraser                   Executive Vice President -
                                            AEFA Products and Corporate
                                            Marketing

         Peter A. Gallus                    Vice President -
                                            Investment
                                            Administration

         Ray S. Goodner                     Vice President - Senior
                                            Portfolio Manger

         Steve Guida                        Vice President -
                                            New Business and Service

         Teresa A. Hanratty                 Senior Vice President -
         Suites 6&7                         Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                   Vice President -
                                            Insurance Investments

         Janis K. Heaney                    Vice President -
                                            Incentive Management

         Brian M. Heath                     Senior Vice President
         Suite 150                          and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                       Group Vice President -
         319 Southbridge Street             Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry               Group Vice President -
         30 Burton Hills Blvd.              Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                    Vice President - Third
                                            Party Distribution

         Claire Huang                       Senior Vice President - Retail
                                            Marketing

         Debra A. Hutchinson                Vice President -
                                            Relationship Leader

         Diana R. Iannarone                 Group Vice President -
         3030 N.W. Expressway               Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                 Group Vice President -
                                            Steel Cities

         James M. Jensen                    Vice President -
                                            Advice and
                                            Retail Distribution
                                            Group, Product,
                                            Compensation and Field
                                            Administration

         Greg R. Johnson                    Vice President - Advisory Planning
                                            Anaylsis

         Jody M. Johnson                    Group Vice President -
                                            Twin Cities Metro

         Nancy E. Jones                     Vice President - Business
                                            Development

         William A. Jones                   Vice President - Technologies

         John C. Junek                      Senior Vice President,
                                            General Counsel

         Ora J. Kaine                       Vice President -
                                            Retail Distribution Services
                                            and Chief of Staff

         Michelle M. Keeley                 Senior Vice President -
                                            Fixed Income

         Raymond G. Kelly                   Group Vice President -
         Suite 250                          North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                    Vice President - Service
                                            Quality

         Mitre Kutanovski                   Group Vice President -
         Suite 680                          Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                     Vice President -
                                            Brokerage and Direct
                                            Services

         Daniel E. Laufenberg               Vice President and Chief
                                            U.S. Economist

         Jane W. Lee                        Vice President - New
                                            Business Development and
                                            Marketing

         Catherine M. Libbe                 Vice President - Marketing
                                            & Product Services

         Diane D. Lyngstad                  Vice President - Lead Financial
                                            Officer, U.S. Retail Group

         Tom Mahowald                       Vice President and Director of
                                            Equity Research

         Timothy J. Masek                   Vice President and
                                            Director of Fixed Income
                                            Research

         Penny Mazal                        Vice President - Business
                                            Transformation

         Mark T. McGannon                   Vice President and General
                                            Sales Manager - AEFA Products

         Brian J. McGrane                   Vice President - LFO Finance

         Dean O. McGill                     Group Vice President -
         11835 W. Olympic Blvd              Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                  Vice President - Wrap and Trust
                                            Products

         Timothy S. Meehan                  Secretary

         Paula R. Meyer                     Senior Vice President and
                                            General Manager - Mutual Funds

         Barry J. Murphy                    Executive Vice President -
                                            U.S. Retail Group

         Thomas V. Nicolosi                 Group Vice President -
         Suite 220                          New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell               Group Vice President -
                                            Southern New England

         Francois B. Odouard                Vice President - Brokerage

         Michael J. O'Keefe                 Vice President -
                                            Advisory Business Systems

         Carla P. Pavone                    Vice President -
                                            Strategic Products

         Kris Petersen                      Vice President - SPS and
                                            External Products

         John G. Poole                      Group Vice President -
         Westview Place, #200               Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                      Group Vice President -
         One Tower Bridge                   New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                   Vice President and
                                            Assistant General Counsel

         Teresa J. Rasmussen                Vice President and
                                            Assistant General Counsel

         Ralph D. Richardson III            Group Vice President -
         Suite 800                          Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                   Vice President - Senior
                                            Portfolio Manager

         ReBecca K. Roloff                  Senior Vice President -
                                            Field Management and
                                            Financial Advisory
                                            Services

         Stephen W. Roszell                 Senior Vice President -
                                            Institutional

         Maximillian G. Roth                Group Vice President -
         Suite 201 S. IDS Ctr               Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                  Group Vice President -
                                            Western Frontier

         Russell L. Scalfano                Group Vice President -
         Suite 201                          Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                   Vice President - Client Development
                                            and Migration

         Peter B. Schofield                 Vice President - Auditing

         Bridget Sperl                      Senior Vice President -
                                            Client Service

         Paul J. Stanislaw                  Group Vice President -
         Suite 1100                         Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                    Vice President -
                                            Marketing Offer
                                            Development

         David K. Stewart                   Vice President - AEFA Controller

         Lois A. Stilwell                   Group Vice President -
         Suite 433                          Greater Minnesota
         9900 East Bren Rd.                 Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale                 Senior Vice President - Relationship
                                            Leader of Human Resources

         Jeffrey J. Stremcha                Vice President -
                                            Information Resource
                                            Management/ISD

         John T. Sweeney                    Vice President - Lead Financial
                                            Officer, Products

         Timothy N. Tanner                  Vice President - Technologies

         Craig P. Taucher                   Group Vice President -
         Suite 150                          Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                     Group Vice President -
         Suite 425                          Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                Senior Vice President -
                                            Chief Investment Officer

         George F. Tsafaridis               Vice President - Quality &
                                            Service Support

         Janet M. Vandenbark                Group Vice President -
         3951 Westerre Parkway, Suite 250   Virginia
         Richmond, VA 23233

         Peter S. Velardi                   Senior Vice President -
                                            Field Management

         Charles F. Wachendorfer            Group Vice President -
         Suite 100                          Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Andrew O. Washburn                 Vice President -
                                            Mutual Fund Marketing

         Donald F. Weaver                   Group Vice President -
         3500 Market Street,                Eastern Pennsylvania/
         Suite 200                          Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                     Vice President and
                                            Chief Compliance Officer

         William J. Williams                Senior Vice President -
                                            Field Management

         Dianne Wilson                      Vice President - Insurance
                                            Operations

         Michael D. Wolf                    Vice President - Senior
                                            Portfolio Manager

         Michael R. Woodward                Senior Vice President -
         32 Ellicott St                     Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                  Vice President -
                                            Brokerage Marketing

         David L. Yowan                     Vice President and
         40 Wall Street                     Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                   Group Vice President -
         1 Galleria Blvd., Suite 1900       Delta States
         Metairie, LA  70001

* Business address is 70100 AXP Financial Center, Minneapolis, MN unless otherwise noted.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company of New York) at 20 Madison Avenue Extension, Albany, NY 12203 (800) 541-2251.

Item 33. Management Services

Not Applicable.

Item 34. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 IDS Life Insurance Company of New York, on behalf of the Registrant, has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 28th day of February, 2003.


                            IDS Life of New York Account 8
                            --------------------------------------------
                                              (Registrant)


                            By IDS Life Insurance Company of New York
                              ---------------------------------------
                                              (Sponsor)


                            By /s/   Timothy V. Bechtold*
                              ---------------------------------------
                                     Timothy V. Bechtold, Director, President
                                     and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of February, 2003:

Signature                              Title

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
------------------------------------   Executive Officer
     Timothy V. Bechtold

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
------------------------------------   Officer, Consumer Affairs Officer and
     Maureen A. Buckley                Claims Officer

                                       Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                  Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                 Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                  Director, General Counsel and Secretary
------------------------------------
     Eric L. Marhoun

/s/  Thomas R. McBurney*               Director
------------------------------------
     Thomas R. McBurney

Signature                               Title

/s/  Edward J. Muhl*                    Director
------------------------------------
     Edward J. Muhl

/s/  Thomas V. Nicolosi*                Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                 Director
------------------------------------
     Steven P. Norman

/s/  Richard M. Starr*                  Director
------------------------------------
     Richard M. Starr

/s/  Philip C. Wentzel*                 Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  Michael R. Woodward*               Director
------------------------------------
     Michael R. Woodward

/s/  David L. Yowan*                   Vice President and Treasurer
------------------------------------
     David L. Yowan


* Signed pursuant to Power of Attorney dated April 25, 2001, is filed electronically as Exhibit No. 7(c) to Post-Effective Amendment No. 20 to Registration Statement No. 33-15290 is incorporated herein by reference.



By: /s/  Mary Ellyn Minenko
    -----------------------
         Mary Ellyn Minenko
         Counsel